As filed with the U.S. Securities and Exchange Commission on December 7, 2007
Securities Act File No. 33-28844
Investment Company Act File No. 811-5812

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. __
Post-Effective Amendment No. 26

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940 ☒

Amendment No. 34
(Check appropriate box or boxes.)

Legg Mason Partners Premium Money Market Trust
 (Exact Name of Registrant as Specified in Charter)

125 Broad Street, New York, New York 10004
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel
Legg Mason Partners Premium Money Market Trust
300 First Stamford Place
Stamford, Connecticut
(Name and Address of Agent for Service)

COPY TO:
Roger P. Joseph, Esq.
Bingham McCutchen LLP
150 Federal Street
Boston, Massachusetts 02110

Continuous
(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on December 7, 2007 pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

PROSPECTUS

CITISM INSTITUTIONAL CASH RESERVES
CLASS S SHARES
CITISM PREMIUM LIQUID RESERVES
CITISM PREMIUM U.S. TREASURY RESERVES

December 7, 2007

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

    INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

“Citi” is a service mark of Citigroup, licensed for use by Legg Mason as the name of funds. Legg Mason and its affiliates, as well as the Funds’ investment manager, are not affiliated with Citigroup. Investments in the Funds are not bank deposits or obligations of Citibank.

Funds At A Glance

Each of the Funds described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Funds try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

Each Fund has its own goals and investment strategies and each offers a different mix of investments. Of course, there is no assurance that a Fund will achieve its investment goals.

As part of a number of initiatives launched in 2006 to restructure and streamline the Legg Mason Partners fund complex, each Fund assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. Any information in this Prospectus relating to a Fund prior to April 16, 2007 refers to the Fund’s predecessor.

4

Citi Institutional Cash Reserves

This summary briefly describes Citi Institutional Cash Reserves and the principal risks of investing in it. For more information, see More About The Funds on page 21.

Fund Goal
The Fund’s goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

Main Investment Strategies

The Fund may invest in all types of high quality, short-term money market instruments denominated in U.S. dollars. These may include:

•	obligations of U.S. and non-U.S. banks and other U.S. and foreign private issuers;

•	commercial paper, asset-backed commercial paper and other mortgage- and asset-backed securities;

•	short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

•	obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances.

The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. These include instruments issued by structured investment or special purpose vehicles or conduits, and may be asset-backed or mortgage-backed securities.

Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

Please note that the Fund invests in securities through an underlying mutual fund.

Main Risks
Investing in a mutual fund involves risk. Although Citi Institutional Cash Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Fund’s Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short term money market instruments. As a result, the

5

amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income.

Credit Risk. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Subadviser’s opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. If an obligor for a security held by the Fund fails to pay, otherwise defaults or is perceived to be less creditworthy, the security’s credit rating is downgraded, or the credit quality or value of any underlying assets declines, the value of your investment in the Fund could decline.

Interest Rate and Market Risk. A change in interest rates or a decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

Structured Securities. The structured securities in which the Fund invests are a type of derivative instrument. The Fund does not intend to use these derivatives to leverage the Fund’s portfolio or increase its exposure to interest rate or credit risk but these derivatives may not perform as intended. In addition, investments in these securities may raise certain tax, legal, regulatory and accounting issues which may not be presented by other investments and which may be resolved in a manner adverse to the Fund.

Foreign Securities. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors, such as the Fund.

Concentration in the Banking Industry. Citi Institutional Cash Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations. This makes them sensitive to money market and general economic conditions. When a bank’s borrowers get in financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks are highly regulated. Decisions by regulators may limit the loans banks make and

6

interest rates and fees they charge, and may reduce bank profitability.

Fund Performance

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total return of the Fund’s Class S shares for the calendar years indicated. The table compares the average annual returns for Class S shares of the Fund to the performance of the iMoneyNet AAA-rated 1st Tier Institutional Money Market Funds Average. The performance information shown includes that of the Fund’s predecessor.

Please remember that the Fund’s past performance is not necessarily an indication of how it will perform in the future. The Fund’s performance reflects certain voluntary fee waivers and/or reimbursements. If, in the future, these voluntary waivers or reimbursements are reduced or eliminated, the Fund’s performance may go down. For current yield information, please call 1-800-331-1792 toll-free, or contact your account representative.

The Fund has authorized five classes of shares. Only Class S shares are offered in this prospectus. You should note that the performance of a class will vary, depending upon the expense level for that class.

CITI INSTITUTIONAL CASH RESERVES
Annual Total Returns — Class S

Calendar Year Ended December 31

As of September 30, 2007, the Class S shares had a year-to-date return of 3.82%.

Fund’s Highest and Lowest Returns
For Calendar Quarters Covered by the Bar Chart

Class S		Quarter Ending
Highest	1.59%	9/30/00
Lowest	0.19%	3/31/04

Average Annual Total Returns
As of December 31, 2006

	1 Year	5 Years	Since Inception
Class S	4.81%	2.24%	3.12%*
iMoneyNet
AAA-rated 1st Tier
Institutional Money
Market Funds
Average	4.82%	2.24%	**

*	Class S commenced operations on October 6, 1999.
**	Information regarding performance for this period is not available.

7

Fund Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold Class S shares of the Fund.

CITI INSTITUTIONAL CASH RESERVES

Fee Table
Shareholder Fees — Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses(1) Expenses That Are Deducted From Fund Assets

Class S
Management Fees	0.20%
Distribution (12b-1) Fees (includes service fees)	0.25%
Other Expenses	0.02%

Total Annual Operating Expenses*	0.47%

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated;

•	you reinvest all dividends;

•	you then sell all of your shares at the end of those periods;

•	your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund’s future performance; and

•	the Fund’s operating expenses as shown in the table remain the same — the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Citi Institutional Cash Reserves	1 Year	3 Years	5 Years	10 Years

Class S Shares	$48	$151	$263	$593

*

Because of voluntary waivers and/or reimbursements actual total operating expenses (other than brokerage, taxes, interest and extraordinary expenses) are not expected to exceed 0.35%. These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

(1)

The Fund invests in securities through an underlying mutual fund, Prime Cash Reserves Portfolio. The table reflects the direct expenses of the Fund and its allocated share of expenses of Prime Cash Reserves Portfolio.

8

Citi Premium Liquid Reserves

This summary briefly describes Citi Premium Liquid Reserves and the principal risks of investing in it. For more information, see More About The Funds on page 21.

Fund Goal
The Fund’s goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

Main Investment Strategies

Citi Premium Liquid Reserves may invest in all types of high quality, short-term money market instruments denominated in U.S. dollars. These may include:

•	obligations of U.S. and non-U.S. banks and other U.S. and foreign private issuers;

•	commercial paper, asset-backed commercial paper and other mortgage- and asset-backed securities;

•	short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

•	obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances.

The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. These include instruments issued by structured investment or special purpose vehicles or conduits, and may be asset-backed or mortgage-backed securities. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

Please note that the Fund invests in securities through an underlying mutual fund.

Main Risks
Investing in a mutual fund involves risk. Although Citi Premium Liquid Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds’ Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

9

Yield Fluctuation. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income.

Credit Risk. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Subadviser’s opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived cred-itworthiness of issuers. If an obligor for a security held by the Fund fails to pay, otherwise defaults or is perceived to be less creditworthy, the security’s credit rating is downgraded, or the credit quality or value of any underlying assets declines, the value of your investment in the Fund, or its yield, could decline.

Interest Rate and Market Risk. A change in interest rates or a decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

Structured Securities. The structured securities in which the Fund invests are a type of derivative instrument. The Fund does not intend to use these derivatives to leverage the Fund’s portfolio or increase its exposure to interest rate or credit risk but these derivatives may not perform as intended. In addition, investments in these securities may raise certain tax, legal, regulatory and accounting issues which may not be presented by other investments and which may be resolved in a manner adverse to the Fund.

Foreign Securities. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors, such as the Fund.

Concentration in Bank Obligations. Citi Premium Liquid Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations. This makes them sensitive to changes in money market and general economic conditions. When a bank’s borrowers get in financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation.

10

Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability.

Who May Want To Invest
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Citi Premium Liquid Reserves if:

•	You’re seeking current income and a stabilized share price.

•	You want to be able to convert your investment to cash quickly with reduced risk to principal.

•	You’re seeking higher returns than are usually available from U.S. Treasury money market funds.

Don’t invest in the Fund if:

•	You’re seeking long term growth of capital or high current income and you can tolerate daily share price fluctuation.

Fund Performance

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund’s total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet 1st Tier Taxable Money Market Funds Average. The performance information shown includes that of the Fund’s predecessor.

Please remember that the Fund’s past performance is not necessarily an indication of how it will perform in the future. The Fund’s performance reflects certain voluntary fee waivers and/or reimbursements. If, in the future, these voluntary waivers or reimbursements are reduced or eliminated, the Fund’s performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CITI PREMIUM LIQUID RESERVES
Annual Total Returns

Calendar Year Ended December 31

As of September 30, 2007, the Fund had a year-to-date return of 3.78%.

Fund’s Highest and Lowest Returns
For Calendar Quarters Covered by the Bar Chart

		Quarter Ending
Highest	1.60%	12/31/00
Lowest	0.18%	6/30/04

Average Annual Total Returns

As of December 31, 2006

	1 Year	5 Years	10 Years
Citi Premium Liquid Reserves	4.70%	2.23%	3.71%
iMoneyNet 1st Tier Taxable Money Market Funds Average	4.30%	1.85%	3.39%

11

Fund Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

CITI PREMIUM LIQUID RESERVES

Fee Table
Shareholder Fees — Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None

Annual Operating Expenses(1) Expenses That Are Deducted From Fund Assets

Management Fees	0.35%
Distribution (12b-1) Fees (includes service fees)	0.10%
Other Expenses	0.06%

Total Annual Operating Expenses*	0.51%

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated;

•	you reinvest all dividends;

•	you then sell all of your shares at the end of those periods;

•	your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund’s future performance; and

•	the Fund’s operating expenses as shown in the table remain the same — the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Citi Premium Liquid Reserves	1 Year	3 Years	5 Years	10 Years

	$52	$163	$284	$639

*

Because of voluntary waivers and/or reimbursements, actual total operating expenses (other than brokerage, taxes, interest and extraordinary expenses) are not expected to exceed 0.40%. These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

(1)

The Fund invests in securities through an underlying mutual fund, Liquid Reserves Portfolio. This table reflects the direct expenses of the Fund and its allocated share of expenses of Liquid Reserves Portfolio.

12

Citi Premium U.S. Treasury Reserves

This summary briefly describes Citi Premium U.S. Treasury Reserves and the principal risks of investing in it. For more information, see More About The Funds on page 21.

Fund Goal
The Fund’s goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

Main Investment Strategies
Citi Premium U.S. Treasury Reserves under normal circumstances invests all of its assets in:

•	U.S. Treasury bills, notes and bonds;

•	Treasury receipts; and

•	Securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury.

Although the Fund invests in U.S. government obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government.

The Fund is permitted to maintain a weighted average maturity of up to 90 days, although under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities.

Please note that the Fund invests in securities through an underlying mutual fund.

Main Risks
Investing in a mutual fund involves risk. Although Citi Premium U.S. Treasury Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds’ Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

Yield Fluctuation. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income.

Interest Rate and Market Risk. A change in interest rates or a decline in the value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

13

Who May Want To Invest
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Citi Premium U.S. Treasury Reserves if:

•	You’re seeking current income and a stabilized share price.

•	You want to be able to convert your investment to cash quickly with reduced risk to principal.

•	You want the added safety of a fund that invests only in U.S. government securities.

Don’t invest in the Fund if:

•	You’re seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

Fund Performance

The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the Fund’s total returns for the calendar years indicated. The table compares the average annual returns for the Fund to the performance of the iMoneyNet 100% U.S. Treasury Rated Money Market Funds Average. The performance information shown includes that of the Fund’s predecessor.

Please remember that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects certain fee waivers and/or reimbursements. If, in the future, these voluntary waivers or reimbursements are reduced or eliminated, the Fund’s performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CITI PREMIUM U.S. TREASURY RESERVES
Annual Total Returns

Calendar Year Ended December 31

As of September 30, 2007, the Fund had a year-to-date return of 3.30%.

Fund’s Highest and Lowest Returns
For Calendar Quarters Covered by the Bar Chart

		Quarter Ending
Highest	1.49%	12/31/00
Lowest	0.12%	3/31/04

Average Annual Total Returns

As of December 31, 2006

	1 Year	5 Years	10 Years

Citi Premium U.S. Treasury Reserves	4.33%	1.92%	3.28%
iMoneyNet 100% U.S. Treasury Rated Money Market Funds Average	4.14%	1.74%	3.15%

14

Fund Fees And Expenses
          This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

CITI PREMIUM U.S. TREASURY RESERVES

Fee Table
Shareholder Fees — Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None

Annual Fund Operating Expenses(1) Expenses That Are Deducted From Fund Assets

Management Fees	0.35%
Distribution (12b-1) Fees (includes service fees)	0.10%
Other Expenses	0.09%

Total Annual Fund Operating Expenses*	0.54%

EXAMPLE

This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated;

•	you reinvest all dividends;

•	you then sell all of your shares at the end of those periods;

•	your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund’s future performance; and

•	the Fund’s operating expenses as shown in the table remain the same — the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Citi Premium U.S. Treasury Reserves	1 Year	3 Years	5 Years	10 Years

	$55	$173	$302	$678

*

Because of voluntary waivers and/or reimbursements, actual total operating expenses (other than brokerage, taxes, interest and extraordinary expenses) are not expected to exceed 0.45%. These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

(1)

The Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. This table reflects the direct expenses of the Fund and its allocated share of expenses of U.S. Treasury Reserves Portfolio.

15

Your Account

How To Buy Shares
Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on days on which the New York Stock Exchange (“NYSE”) is closed. The NYSE is closed on certain holidays listed in the SAI. Shares may be purchased from the Funds’ Distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). For more information, or to purchase shares directly from a Fund, please call the Fund at 1-800-331-1792, toll-free.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order and the purchase price in federal or other immediately available funds are received in proper form by the Fund. If you pay by check, your order is effective when the check clears. Each Fund and its Distributor have the right to reject any purchase order or cease offering Fund shares at any time.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that a Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may nonetheless, under certain circumstances, be entitled to vote your shares. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with a Fund’s transfer agent.

Effective January 1, 2008, the Funds generally will not permit non-resident aliens with a non-U.S. address to establish an account. U.S. citizens with an APO/FPO address or an address in the U.S. (including its territories) and resident aliens with a U.S. address are permitted to establish an account with the Funds. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish an account with the Funds.

How The Price Of Your Shares Is Calculated
Each Fund calculates its net asset value (“NAV”) every day the NYSE is open for trading.

•	Institutional Cash Reserves calculates its NAV at 5:00 p.m. Eastern time

•	Premium Liquid Reserves calculates its NAV at 4:00 p.m. Eastern time

•	Premium U.S. Treasury Reserves calculates its NAV at 2:00 p.m. Eastern time

On days when the financial markets in which the Funds invest close early, NAV may be calculated as of the earlier close of those markets. The Funds’ securities are valued at amortized cost, which is approximately equal to market value.

How To Sell Shares
You may sell (redeem) your shares Monday through Friday, except on days on which the NYSE is closed. The NYSE is closed on certain holidays listed in the SAI. You may make redemption requests in writing through the Funds’ transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the transfer agent.

16

Each Service Agent is responsible for promptly submitting redemption requests to the Funds’ transfer agent. For your protection, a Fund may request documentation for large redemptions or other unusual activity in your account.

A redemption request is deemed received on a business day if it is received prior to the time at which the Fund calculates its NAV on that business day. The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received. Fund shares are redeemed without a sales charge.

For Citi Institutional Cash Reserves Only:

Other than as described below, you will receive your redemption proceeds in federal funds on the business day on which your redemption request is received, or if your redemption request is received by the transfer agent after the Fund calculates its NAV on that business day (normally 5:00 p.m. Eastern time), on the next business day. However, if Fedwire or the applicable Federal Reserve Bank is closed on the day your redemption proceeds would otherwise be paid, payment of the redemption proceeds may be delayed one additional business day.

For All Other Funds: You will receive your redemption proceeds in federal funds normally on the business day on which your redemption request is received but, in any event, within seven days.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds delayed or postponed, if the NYSE is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists as determined by the SEC. The Funds have the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your Service Agent may impose a minimum account balance. If so, your Service Agent reserves the right to close your account if it falls below the required minimum balance. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value (normally $1.00 per share) on the day your account was closed. Please consult your Service Agent for more information.

The Funds may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

Exchanges
Shares of each of the Funds other than Citi Institutional Cash Reserves may be exchanged for shares of any other Fund offered in the CitiFunds family (primarily money market funds). You may place exchange orders through the transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The transfer agent or your Service Agent can provide you with more information.

There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

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Frequent Purchases And Redemptions Of Fund Shares
Money market funds are often used by investors for short term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Board of Trustees of each of the Funds has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares.

The Boards also believe that money market funds, such as the Funds, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short term disparity between a Fund’s yield and current market yields, which could have the effect of reducing the Fund’s yield. In addition, frequent purchases and redemptions of a Fund’s shares could increase the Fund’s portfolio transaction costs and may interfere with the efficient management of the Fund’s portfolio, which could detract from the Fund’s performance.

United Kingdom Investors (Institutional Cash Reserves Only)
Institutional Cash Reserves has received an Order from the U.K. Financial Services Authority (the “FSA”) granting recognition under the U.K. Financial Services and Markets Act 2000. Any complaints from U.K. investors about the operation of the Fund may be made to the FSA. Investors in Institutional Cash Reserves are not covered by the Financial Services Compensation Scheme.

The Facilities Agent for Institutional Cash Reserves is Legg Mason International Equities Limited. The principal place of business of the Facilities Agent in the U.K. is Citigroup Centre, Canada Square, Canary Wharf, London E14 5LB.

Dividends

Each Fund calculates its net income each business day when it calculates its NAV, and declares dividends for its shareholders of record. Shares begin to accrue dividends on the day your purchase order is effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

Retirement Accounts
Your Service Agent can advise you about how investments in the Funds may be incorporated into your retirement plan.

Tax Matters
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

Taxation of Distributions: You normally have to pay federal income tax and any state or local taxes on any dividends and other distributions you receive from a Fund, whether you take distributions in cash or reinvest them in additional shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. The Funds do not expect any distributions to be treated as “qualified dividend income,” which is taxed at reduced

18

rates. Some dividends paid in January may be taxable as if they had been paid the previous December. Distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

Taxation of Transactions: If you sell Fund shares or exchange them for shares of another fund, it is generally considered a taxable event. However, you will not have any gain or loss on the sale or exchange so long as the Fund maintains a net asset value of $1.00 per share.

Foreign Shareholders: Each Fund will withhold U.S. federal income tax at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty by supplying the appropriate documentation required by a Fund. For Fund taxable years beginning before January 1, 2008, a Fund will not withhold with respect to dividends designated as (a) interest-related dividends, to the extent such dividends are derived from that Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from that Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any. The Funds anticipate that substantially all distributions will be designated as interest-related dividends. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Backup Withholding: The account application asks each new investor to certify that the investor’s Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is currently 28%. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.

Management Of The Funds

Manager and Subadviser

Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “Manager”) is the Funds’ investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, is an investment adviser formed to serve as the investment manager of the Funds and other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the Funds. As of September 30, 2007, LMPFA’s total assets under management were approximately $190 billion.

Western Asset Management Company (“Western Asset”) provides the day-to-day portfolio management of the Funds as subadviser. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and

19

endowment funds. As of September 30, 2007, Western Asset’s total assets under management were approximately $457 billion.

LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2007, Legg Mason’s asset management operation had aggregate assets under management of approximately $1.012 trillion.

Management Fees
For the fiscal year ended August 31, 2007, LMPFA received, the following fees as a percentage of average daily net assets after waivers:

Citi Institutional Cash Reserves	0.12%
Citi Premium Liquid Reserves	0.23%
Citi Premium U.S. Treasury Reserves	0.23%

A discussion regarding the basis for the Board’s approval of each Fund’s management agreement and subadvisory agreement is available in that Fund’s Annual Report for the fiscal year ended August 31, 2006.

Distribution Arrangements
Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason serves as the Funds’ sole and exclusive Distributor.

The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

Each Fund has adopted a 12b-1 plan under rule 12b-1 under the Investment Company Act of 1940. The 12b-1 plan for each of Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves allows each Fund to pay its Distributor, Service Agents or others a monthly fee not to exceed 0.10% per year of the average daily net assets of the shares covered by the plan. The 12b-1 plan adopted by Citi Institutional Cash Reserves pertaining to Class S shares allows the Fund to pay to its Distributor, Service Agents or others a monthly fee not to exceed 0.25% per year of the average daily net assets of the shares covered by the plan. These fees may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

In addition, the Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributor and may be substantial. The Manager or its affiliates may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the Funds’ Distributor, affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the Fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or

20

associated persons to recommend or sell shares of the Fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

More About The Funds

The Funds’ goals, principal investments and risks are summarized in Funds At A Glance. More information on investments and investment strategies appears below.

Principal Investment Strategies
Each Fund’s principal investment strategies are the strategies that, in the opinion of its portfolio managers, are most likely to be important in trying to achieve its investment goals. Of course, there can be no assurance that any Fund will achieve its goals. Please note that each Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. A Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

Each Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund also complies with industry regulations that apply to money market funds. These regulations require that each Fund’s investments, at the time of purchase by a Fund mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund’s investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds’ investments must be in U.S. dollar-denominated securities which, at the time of purchase by a Fund, are of high quality and have been determined by the Subadviser to present minimal credit risks. To be considered high quality under the regulations, a security (or its issuer or guarantor) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody’s or Standard & Poor’s, or, if unrated, in the Subadviser’s opinion be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality.

If, after purchase, the credit rating on a security is downgraded or the credit quality deteriorates, or if the maturity is extended, a Fund’s portfolio managers or the Fund’s Board (where required by applicable regulations) will decide whether the security should be held or sold. Upon the occurrence of certain triggering events or defaults on a security held by the Fund, or if an issuer of such a security has difficulty meeting its obligations, the Fund may become the holder of a restructured security or of underlying assets. In that case a Fund may become the holder of securities or assets that it could not otherwise purchase at a time when they may be difficult to sell or can be sold only at a loss.

The Funds can also purchase securities under arrangements (called when-issued or forward-delivery basis) where the securities will not be delivered immediately. The Funds will set aside the assets to pay for these securities at the time of the agreement.

Citi Institutional Cash Reserves has adopted investment policies that are more restrictive than applicable regulations. These investment policies require that all of the Fund’s investments, at the time of purchase by the Fund, be in U.S. dollar denominated “first-tier” securities which have been determined by the Subadviser to present minimal credit risks. To be a “first-tier”

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What Are Money Market Instruments?
Money Market Instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other mortgage-backed and asset-backed securities (which are backed by pools of mortgages, loans or accounts receivable such as car installment loans or credit card receivables) and repurchase agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

security, a security (or its issuer) must be rated in the highest short-term rating category by nationally recognized ratings agencies, or, if unrated, in the Subadviser’s opinion, be of comparable quality. Investors should note that within this rating category there may be subcategories or gradations indicating relative quality.

Citi Institutional Cash Reserves invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. The Fund may invest in all types of money market instruments, including banking obligations, commercial paper, asset-backed commercial paper and other mortgage-and asset-backed securities, structured investments, other short-term debt securities and repurchase agreements. These instruments may be issued by all types of issuers, including U.S. and foreign private issuers (such as special purpose or structured investment vehicles and conduits), the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, and obligations of the governments of Western Europe, Australia and Canada. These instruments may pay interest at fixed, floating or adjustable rates.

Asset-backed commercial paper typically is issued by structured investment vehicles or other conduits and refers to a debt security with an original term to maturity of up to 270 days, the payment of which is supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

The Fund’s U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers’ acceptances.

Although Citi Institutional Cash Reserves is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities.

The Fund’s investment goals and policies may be changed without a shareholder vote.

Citi Premium Liquid Reserves invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. The

22

Fund may invest in all types of money market instruments, including banking obligations, commercial paper, asset-backed commercial paper and other mortgage-and asset-backed securities, structured investments, other short-term debt securities and repurchase agreements. These instruments may be issued by all types of issuers, including U.S. and foreign private issuers (such as special purpose or structured investment vehicles and conduits), the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, and obligations of the governments of Western Europe, Australia and Canada. These instruments may pay interest at fixed, floating or adjustable rates.

Asset-backed commercial paper typically is issued by structured investment vehicles or other conduits and refers to a debt security with an original term to maturity of up to 270 days, the payment of which is supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

The Fund’s U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers’ acceptances.

Citi Premium Liquid Reserves also invests only in “first-tier” securities, which are securities rated in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Subadviser’s opinion are of comparable quality.

The Fund’s investment goals and policies may be changed without a shareholder vote.

Citi Premium U.S. Treasury Reserves invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other U.S. Treasury obligations. This Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States Treasury. The Fund’s investment goals and policies may be changed without a shareholder vote. Although the Fund invests in U.S. government obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government.

$1.00 Net Asset Value. In order to maintain a $1.00 per share net asset value, each Fund could reduce the number of its outstanding shares. For example, a Fund could do this if there were a default on an investment held by a Fund, if expenses exceed a Fund’s income, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in a Fund, you agree to this reduction should it become necessary.

Investment Structure. The Funds do not invest directly in securities but instead each invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Funds in this Prospectus include the underlying fund. Each Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund’s Trustees believe that to be in the shareholders’ best interests. A Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying

23

mutual funds as Institutional Cash Reserves, Premium Liquid Reserves and Premium U.S. Treasury Reserves. These other funds may have lower expenses, and correspondingly higher performance, than Institutional Cash Reserves, Premium Liquid Reserves and Premium U.S. Treasury Reserves, respectively.

Management Style. Managers of mutual funds use different styles when selecting securities to purchase. The portfolio managers use a “top-down” approach when selecting securities for the Funds. When using a “top-down” approach, the portfolio managers look first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the portfolio managers select optimal interest rates and maturities and choose certain sectors or industries within the overall market. The portfolio managers then look at individual issuers within those sectors or industries to select securities for the investment portfolio.

Since the Funds maintain a weighted average maturity of no more than 90 days, many of their investments are held until maturity. The portfolio managers may sell a security before maturity when it is necessary to do so to meet redemption requests. The portfolio managers may also sell a security if the portfolio managers believe the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a Fund’s portfolio (for example, to reflect changes in the portfolio managers’ expectations concerning interest rates), or when the portfolio managers believe there is superior value in other market sectors or industries.

Portfolio Holdings

Each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the SAI.

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Financial Highlights

 The financial highlights table is intended to help you understand Citi Institutional Cash Reserves’ financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Class S share. The total returns in the table represent the rate that an investor would have earned on an investment in Class S shares of the Fund (assuming reinvestment of all dividends and distributions). The information has been derived from the Fund’s and the predecessor Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accountants, whose report, along with the Fund’s financial statements, is included in the annual report which is available upon request. The financial information shown below for periods prior to April 16, 2007 is for the Fund’s predecessor.

Citi Institutional Cash Reserves — Class S

For a share of each class of beneficial interest outstanding throughout each year ended August 31:

	2007		2006		2005		2004	2003

Net Asset Value, Beginning of Year	$1.000		$1.000		$1.000		$1.000	$1.000

Income (Loss) From Operations:
Net investment income	0.050		0.042		0.023		0.008	0.011
Net realized loss	(0.000	)(1)	(0.000	)(1)	(0.000	)(1)	—	—

Total Income From Operations	0.050		0.042		0.023		0.008	0.011

Less Distributions From:
Net investment income	(0.050)		(0.042)		(0.023)		(0.008)	(0.011)

Total Distributions	(0.050)		(0.042)		(0.023)		(0.008)	(0.011)

Net Asset Value, End of Year	$1.000		$1.000		$1.000		$1.000	$1.000

Total Return(2)	5.14%		4.32%		2.29%		0.82%	1.09%

Net Assets, End of Year (millions)	$463		$380		$482		$475	$289

Ratios to Average Net Assets:
Gross expenses(3)	0.47	%(4)	0.49%		0.49%		0.50%	0.57%
Net expenses(3)(5)(6)	0.35	(4)	0.35		0.35		0.35	0.35
Net investment income	5.02		4.16		2.29		0.82	1.04

(1)	Amount represents less than $0.0005 per share.

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses.

(4)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.46% and 0.35%, respectively.

(5)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class S shares will not exceed 0.35%.

(6)	Reflects fee waivers and/or expense reimbursements.

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Financial Highlights — Continued

The financial highlights table is intended to help you understand Citi Premium Liquid Reserves’ financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended August 31, 2007, 2006 and 2005 has been derived from the Fund’s and the predecessor Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accountants, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which is available upon request. The Fund’s financial statements for the fiscal years ended August 31, 2003 and 2004 were audited by other independent registered public accountants. The financial information shown below for periods prior to April 16, 2007 is for the Fund’s predecessor.

Citi Premium Liquid Reserves

For a share of beneficial interest outstanding throughout each year ended August 31:

	2007		2006		2005		2004		2003

Net Asset Value, Beginning of Year	$1.000		$1.000		$1.000		$1.000		$1.000

Income (Loss) From Operations:
Net investment income	0.050		0.041		0.022		0.008		0.011
Net realized gain (loss)	0.000	(1)	(0.000	)(1)	0.000	(1)	0.000	(1)	—

Total Income From Operations	0.050		0.041		0.022		0.008		0.011

Less Distributions From:
Net investment income	(0.050)		(0.041)		(0.022)		(0.008)		(0.011)
Net realized gains	—		—		(0.000	)(1)	(0.000	)(1)	—

Total Distributions	(0.050)		(0.041)		(0.022)		(0.008)		(0.011)

Net Asset Value, End of Year	$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(2)	5.09%		4.21%		2.25%		0.79%		1.09%

Net Assets, End of Year (millions)	$494		$518		$501		$950		$1,532

Ratios to Average Net Assets:
Gross expenses(3)	0.51	%(4)	0.54%		0.52%		0.50%		0.50%
Net expenses(3)(5)(6)	0.39	(4)	0.39		0.40		0.40		0.40
Net investment income	4.97		4.13		2.10		0.78		1.07

(1)	Amount represents less than $0.0005 per share.

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

(4)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

(5)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Fund will not exceed 0.40%.

(6)	Reflects fee waivers and/or expense reimbursements.

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Financial Highlights — Continued

The financial highlights table is intended to help you understand Citi Premium U.S. Treasury Reserves’ financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been derived from the Fund’s and the predecessor Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accountants, whose report, along with the Fund’s financial statements, is included in the annual report which is available upon request. The financial information shown below for periods prior to April 16, 2007 is for the Fund’s predecessor.

Citi Premium U.S. Treasury Reserves

For a share of beneficial interest outstanding throughout each year ended August 31:

	2007		2006	2005	2004	2003

Net Asset Value, Beginning of Year	$1.000		$1.000	$1.000	$1.000	$1.000

Income From Operations:
Net investment income	0.045		0.038	0.019	0.006	0.008
Net realized gain(1)	0.000		0.000	0.000	0.000	0.000

Total Income From Operations	0.045		0.038	0.019	0.006	0.008

Less Distributions From:
Net investment income	(0.045)		(0.038)	(0.019)	(0.006)	(0.008)
Net realized gains(1)	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)

Total Distributions	(0.045)		(0.038)	(0.019)	(0.006)	(0.008)

Net Asset Value, End of Year	$1.000		$1.000	$1.000	$1.000	$1.000

Total Return(2)	4.60%		3.85%	1.90%	0.57%	0.85%

Net Assets, End of Year (000s)	$203,974		$215,707	$384,003	$390,847	$372,823

Ratios to Average Net Assets:
Gross expenses(3)	0.55	%(4)	0.53%	0.53%	0.53%	0.53%
Net expenses(3)(5)(6)	0.45	(4)	0.45	0.45	0.45	0.45
Net investment income	4.50		3.70	1.83	0.56	0.91

(1)	Amount represents less than $0.0005 per share.

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.

(4)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.54% and 0.44%, respectively.

(5)	Reflects fee waivers and/or expense reimbursements.

(6)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Fund will not exceed 0.45%.

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The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about a Fund’s investments is available in that Fund’s Annual and Semi-Annual Reports to shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected that Fund’s performance.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-331-1792, toll-free, or your account representative. You may also obtain free copies of the SAI and Annual and Semi-Annual Reports by visiting www.leggmason.com/individualinvestors.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site athttp://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 551-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-6009.

SEC File Numbers: 811-5812
811-6740	FD02405 12/07

December 7, 2007

CITISM PREMIUM LIQUID RESERVES
CITISM PREMIUM U.S. TREASURY RESERVES
(The “Funds”)

STATEMENT OF ADDITIONAL INFORMATION

          This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated December 7, 2007, as supplemented from time to time, for CitiSM Premium Liquid Reserves (also referred to as “Liquid Reserves”) and CitiSM Premium U.S. Treasury Reserves (also referred to as “U.S. Treasury Reserves”). This Statement of Additional Information should be read in conjunction with the Prospectus.

          As part of a number of initiatives launched in 2006 to restructure and streamline the Legg Mason Partners fund complex, each Fund assumed the assets and liabilities of a predecessor fund with the same name. The Funds are now grouped for organizational and governance purposes with other Legg Mason Partners funds that are predominantly money market funds, and are series of Legg Mason Partners Premium Money Market Trust (the “Trust”), a Maryland business trust. Certain historical information contained in the SAI is that of a Fund’s predecessor.

          This Statement of Additional Information incorporates by reference the financial statements described in section 11 hereof. These financial statements can be found in the Funds’Annual Reports to Shareholders. An investor may obtain copies of the Funds’ Prospectuses and Annual Reports without charge by calling 1-800-331-1792 toll-free.

          Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “Manager”) serves as manager to the Funds and Portfolios (as defined below) and provides certain oversight services to each Fund and each Portfolio. Western Asset Management Company (“Western Asset” or the “Subadviser”) provides the day-to-day portfolio management of each Fund as subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          Legg Mason Investor Services, LLC (“LMIS” or the “Distributor”), 100 Light Street, Baltimore, Maryland 21202, a wholly-owned broker-dealer subsidiary of Legg Mason, is the Funds’ sole and exclusive distributor. Shares of each Fund are continuously offered by the Distributor and may be purchased from the Distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, investment advisers, or broker-dealers that have entered into an agreement with the Distributor (called “Service Agents”). The Distributor and Service Agents may receive fees from the Funds pursuant to a shareholder services and distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

          The Funds are each separate series of Legg Mason Partners Premium Money Market Trust (the “Trust”). The address and telephone number of the Trust are 125 Broad Street, New York, New York 10004, 1-800-331-1792.

          The Trust invests all of the investable assets of Liquid Reserves and U.S. Treasury Reserves in Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio, respectively (collectively, the “Portfolios”), each a series of Master Portfolio Trust, a Maryland business trust. The address and telephone number of the Portfolios are 125 Broad Street, New York, New York 10004, 1-800-331-1792.

          “Citi” is a service mark of Citigroup, licensed for use by Legg Mason as the name of funds. Legg Mason and its affiliates, as well as the Funds’ investment manager, are not affiliated with Citigroup. Investments in the Funds are not bank deposits or obligations of Citibank.

          FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK,ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

          This statement of additional information is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.

1. THE FUNDS

          The Trust is a business trust organized under the laws of the State of Maryland. Shares of the Trust are divided into separate series, including Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves, which are described in this Statement of Additional Information (“SAI”). Prior to April 16, 2007, the Funds were series of CitiFunds Premium Trust, a business trust organized under the laws of the Commonwealth of Massachusetts. Prior to January 1, 2001, Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves were called CitiFunds Premium Liquid Reserves and CitiFunds Premium U.S. Treasury Reserves, respectively, and prior to January 2, 1998, were called Premium Liquid Reserves and Premium U.S. Treasury Reserves, respectively. References in this SAI to the Prospectus are to the Prospectus, dated December 7, 2007, as supplemented from time to time, of the Funds by which shares of the Funds are offered.

          Each of the Funds is a type of mutual fund commonly referred to as a “money market fund.” The net asset value of each of the Funds’ shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See “Determination of Net Asset Value.”)

          The Funds utilize a master/feeder structure by investing all the investable assets of Liquid Reserves and U.S. Treasury Reserves in Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio, respectively. Each of the Portfolios is a diversified open-end management investment company. Each Portfolio has the same investment objectives and policies as its corresponding Fund.

          The Trustees of the Trust believe that the aggregate per share expenses of Liquid Reserves and U.S. Treasury Reserves and their corresponding Portfolios will be less than or approximately equal to the expenses that each Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Portfolio. Either Fund may withdraw its investment in its Portfolio at any time, and will do so if the Fund’s Trustees believe it to be in the best interest of the Fund’s shareholders. If a Fund were to withdraw its investment in its Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If a Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities that may or may not be readily marketable or widely diversified.

          Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but a Portfolio will notify its corresponding Fund (which in turn will notify its shareholders) and its other investors at least 30 days (or, when required by law, at least 60 days) before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a Fund to withdraw its investment in its Portfolio.

          The Portfolios, as series of a Maryland business trust, are not required to hold and have no intention of holding annual meetings of investors. However, when a Portfolio is required to do so by law, or in the judgment of Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When a Fund is asked to vote on matters concerning its corresponding Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. See “Description of Shares, Voting Rights and Liabilities.” Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

          The Portfolios may sell interests to investors in addition to the Funds. These investors may be funds which offer shares to their shareholders with different costs and expenses than the Funds. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

          Information about other holders of interests in the Portfolios is available from LMIS.

          The Funds may, in the future, convert to a fund of funds structure. In a fund of funds structure, the Funds invest all or a portion of their assets in multiple investment companies.

2. INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

Investment Objectives

          The investment objective of CitiSM Premium Liquid Reserves is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

          The investment objective of CitiSM Premium U.S. Treasury Reserves is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

          The investment objective of each Fund may be changed without approval by that Fund’s shareholders. Of course, there can be no assurance that either Fund will achieve its investment objectives.

Principal Investment Strategies

          All of the investable assets of Liquid Reserves and U.S. Treasury Reserves are invested in Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio, respectively, each of which has the same investment objective and policies as its corresponding Fund.

          Since the investment characteristics of Liquid Reserves and U.S. Treasury Reserves will correspond directly to those of the Portfolios in which they invest, the following applies to both the Funds and the Portfolios, as applicable.

          Either Fund may withdraw its investment from its corresponding Portfolio at any time, if the Board of Trustees determines that it is in the best interests of the Fund to do so. If any of the Funds were to then invest directly in securities, the Fund’s assets would be invested in accordance with the investment policies described below. The approval of a Fund’s shareholders would not be required to change that Fund’s investment objectives or any of its investment policies. Likewise, the approval of the investors in a Portfolio would not be required to change that Portfolio’s investment objectives or any of its investment policies discussed below. If, however, either U.S. Treasury Reserves or U.S. Treasury Reserves Portfolio were to change its investment policies so that more than 20% of its assets, under normal market conditions, could be invested in securities other than those issued or backed by the U.S. Treasury, U.S. Treasury Reserves would give written notice to its shareholders at least 60 days prior to implementing the change.

          CitiSM Premium Liquid Reserves. Citi Premium Liquid Reserves invests all of its investable assets in Liquid Reserves Portfolio, which was formerly called Cash Reserves Portfolio. Liquid Reserves Portfolio may invest in all types of high quality, short-term money market instruments denominated in U.S. dollars. These may include: obligations of U.S. and non-U.S. banks and other U.S. and foreign private issuers; commercial paper, asset-backed commercial paper and other mortgage- and asset-backed securities; short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada. The Portfolios may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances.

          The Fund and the Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. These include instruments issued by structured investment or special purpose vehicles or conduits, and may be asset-backed or mortgage-backed securities. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure. The Fund does not intend to use these derivatives to leverage the Fund’s portfolio or increase its exposure to interest rate or credit risk but these derivatives may not perform as intended.

          CitiSM Premium U.S. Treasury Reserves. Citi Premium U.S. Treasury Reserves invests all of its investable assets in U.S. Treasury Reserves Portfolio. U.S. Treasury Reserves Portfolio under normal circumstances invests all of its assets in: U.S. Treasury bills, notes and bonds; Treasury receipts; and Securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury. Although the Portfolio invests in U.S. government obligations, an investment in the Portfolio is neither insured nor guaranteed by the U.S. government. Although the Portfolio is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Portfolio will maintain a shorter maturity. The Portfolios may not generate as high a yield as other funds with longer weighted average maturities.

Additional Information

          The Funds’ and the Portfolios’ principal investment strategies are described above. The following provides additional information about these principal strategies and describes other investment strategies that may be used by the Funds and the Portfolios, and contains more information about the various types of securities in which each Fund and each Portfolio may invest and the risks involved in such investments.

Citi Premium Liquid Reserves

          Citi Premium Liquid Reserves invests all of its investable assets in Liquid Reserves Portfolio, which was formerly called Cash Reserves Portfolio. Liquid Reserves Portfolio seeks to achieve its investment objective through investments in high quality U.S. dollar-denominated money market instruments. All investments by Liquid Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in “first tier” securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an “NRSRO”) assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Subadviser under procedures approved by the Board of Trustees) and are determined by the Subadviser under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Liquid Reserves Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, Liquid Reserves and Liquid Reserves Portfolio are each classified as “diversified,” although in the case of Liquid Reserves, all of its investable assets are invested in the Portfolio. A “diversified investment company” must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities (e.g., interests in the Portfolio) and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer. Liquid Reserves Portfolio invests, under normal circumstances in:

          (1) Bank obligations — Liquid Reserves Portfolio may invest from time to time up to 100% of its assets in bank obligations, such as certificates of deposit, fixed time deposits, and bankers’ acceptances. Up to 25% of the Portfolio’s assets may be invested at any time in dollar-denominated obligations of foreign banks, and all of the Portfolio’s assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the “SEC”). Under SEC interpretations, a U.S. branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Subadviser, as that of investing in instruments issued by the branch’s domestic parent.

          Liquid Reserves Portfolio limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation (“FDIC”), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.

          Certificates of deposit are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio’s right to transfer a beneficial interest in the deposit to a third party. A bankers’ acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers’acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

          U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

          Liquid Reserves Portfolio limits its investments in “non-U.S. bank obligations” to U.S. dollar-denominated obligations of banks that at the time of investment are non-U.S. branches or subsidiaries of US. banks which meet the criteria in the preceding paragraphs or are U.S. or non-U.S. branches of non-US. banks that (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Subadviser, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank’s obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Liquid Reserves Portfolio does not purchase any bank obligation of any affiliate of the Subadviser.

          Since Liquid Reserves Portfolio may hold investments in non-U.S. bank obligations, an investment in Liquid Reserves involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-avail-

able information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank, and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

          The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, Liquid Reserves Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the “Board of Governors”). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, Liquid Reserves Portfolio generally will be subject to whatever risk may exist that the non-US. country may impose restrictions on payment of certificates of deposit or time deposits. U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, Liquid Reserves Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

Non-U.S. banks in whose obligations Liquid Reserves Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

          (2) Obligations of, or guaranteed by, non-U.S. governments. Liquid Reserves Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in subsection (1) above in connection with the purchase of non-U.S. bank obligations.

          (3) Commercial paper (unsecured) rated Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”) or A-1 by Standard & Poor’s Ratings Group (“Standard & Poor’s”) or, if not rated, determined to be of comparable quality by the Subadviser under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody’s or AAA by Standard & Poor’s.

          Liquid Reserves Portfolio may purchase commercial paper, including asset-backed commercial paper (“ABCP”) that is issued by structured investment vehicles or other conduits. These conduits may be sponsored by mortgage companies, investment banking firms, finance companies, hedge funds, private equity firms and special purpose finance entities. ABCP typically refers to a debt security with an original term to maturity of up to 270 days, the payment of which is supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both. Assets backing ABCP, which may be included in revolving pools of assets with large numbers of obligors, include credit card, car loan and other consumer receivables and home or commercial mortgages, including subprime mortgages. The repayment of ABCP issued by a conduit depends primarily on the cash collections received from the conduit’s underlying asset portfolio and the conduit’s ability to issue new ABCP. Therefore, there could be losses to the fund investing in ABCP in the event of credit or market value deterioration in the conduit’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing ABCP, or the conduit’s inability to issue new ABCP. To protect investors from these risks, ABCP programs may be structured with various protections, such as credit enhancement, liquidity support, and commercial paper stop-issuance and wind-down triggers. However there can be no guarantee that these protections will be sufficient to prevent losses to investors in ABCP.

          Some ABCP programs provide for an extension of the maturity date of the ABCP if, on the related maturity date, the conduit is unable to access sufficient liquidity through the issue of additional ABCP. This may delay the sale of the underlying collateral and the Fund may incur a loss if the value of the collateral deteriorates during the extension period. Alternatively, if collateral for ABCP commercial paper deteriorates in value, the collateral may be required to be sold at inopportune times or at prices insufficient to repay the principal and interest on the ABCP. ABCP programs may provide for the issuance of subordinated notes as an additional form of credit enhancement. The subordinated notes are typically of a lower credit quality and have a higher risk of default. See also paragraph (6) below.

          (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. For example, the Fund may invest in mortgage-backed or related securities that are issued by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC) that are solely the obligations of FNMA or FHLMC, as the case may be, and are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the U.S. Treasury.

          (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. (See “Repurchase Agreements” below for a description of repurchase agreements.)

          (6) Asset-backed securities, that represent fractional interests in pools of retail installment loans, both secured such as certificates for automobile receivables (“CARS”) and unsecured, or leases or fractional interests in pools of revolving credit card receivables (“CARDS”), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Certificate holders may also experience delays in payment on the certificates or losses if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, Liquid Reserves Portfolio may invest in other asset-backed securities.

          (7) Mortgage-backed securities (“MBS”) issued by government or private issuers. Interest and principal payments on MBS are typically made monthly, and principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates. Accordingly, amounts available for reinvestment by a fund are likely to be greater during a period of relatively low interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of relatively high interest rates. This prepayment effect has been particularly pronounced during recent years as borrowers have refinanced higher interest rate mortgages into lower interest rate mortgages available in the marketplace. MBS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

          Liquid Reserves Portfolio may invest in MBS that are issued by private issuers, and therefore may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles (SPVs) or structured investment vehicles (SIVs) and other entities that acquire and package mortgage loans for resale as MBS.

          Unlike MBS issued or guaranteed by the U. S. Government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancement provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by a special purpose vehicle in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “over-collateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans.

          In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.

          The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turn-down, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

          Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

          Liquid Reserves Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio’s investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio’s investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

Citi Premium U.S. Treasury Reserves

          Citi Premium U.S. Treasury Reserves invests all of its investable assets in U.S. Treasury Reserves Portfolio. U.S. Treasury Reserves Portfolio seeks to achieve its investment objective by investing in obligations of, or guaranteed by, the U.S. government, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and in issues of agencies and instrumentalities established under the authority of an Act of Congress which are supported by the full faith and credit of the United States. U.S. Treasury Reserves Portfolio will not enter into repurchase agreements except in unusual circumstances when, in the Subadviser’s judgment, direct U.S. Treasury obligations are not available. All investments by the Portfolio are in “first tier” securities (i.e., securities rated in the highest rating category for short-term obligations by at least two NRSRO’s assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality, as determined by the Subadviser under procedures approved by the Board of Trustees) and are determined by the Subadviser under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. U.S. Treasury Reserves Portfolio may hold uninvested cash reserves pending investment.

Other Investment Techniques

          The following pertains to each Fund and Portfolio:

Structured Instruments

          Each of the Funds and Portfolios may invest in structured instruments. Structured instruments are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which a fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell (“put”) the fund’s interest in the underlying bonds at par plus accrued interest to a financial institution (a “Liquidity Provider”). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which a Fund or Portfolio may invest include: (1) “Tender Option Bonds”, which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) “Swap Products”, in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) “Partnerships”, which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

          Structured instruments are derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of a Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to a Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While a Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the “IRS”) has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

Repurchase Agreements

          Each of Liquid Reserves and Liquid Reserves Portfolio may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or “primary dealers” (as designated by the Federal Reserve Bank of New York) in U.S. government securities. U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio may not invest in repurchase agreements except in unusual circumstances when, in the Subadviser’s judgment, direct U.S. Treasury obligations are not available. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund’s holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. All repurchase agreements entered into by the Funds shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian shall have control of the collateral, which the Subadviser believes will give the applicable Fund a valid, perfected security interest in the collateral. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Subadviser believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by the Funds. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Funds. A Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund’s total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments.

Lending of Securities

          Consistent with applicable regulatory requirements and in order to generate income, each of the Funds and Portfolios may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral received by a Fund would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Fund or Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and, with respect to cash collateral, would receive any income generated by the Fund’s investment of the collateral (subject to a rebate payable to the borrower and the lending agent). The borrower alternatively may pay the Fund or Portfolio a fee for use of the borrowed securities. The Fund or Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Subadviser to be of good standing, and when, in the judgment of the Subadviser, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a Fund or Portfolio could suffer loss if the borrower terminates the loan and the Fund or Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Subadviser determines to make loans, it is not intended that the value of the securities loaned by a Fund or Portfolio would exceed 33 1/3% of the value of its net assets.

“When-Issued” Securities.

          Each of the Funds and Portfolios may purchase securities on a “when-issued” or “forward delivery” basis. The payment obligation and the interest rate that will be received on “when-issued” securities are each fixed at the time the buyer enters into the commitment although settlement, i.e., delivery of and payment for the securities, takes place beyond customary settlement time (but normally within 45 days after the date of the Fund’s and Portfolio’s commitment to purchase). Although the Funds and Portfolios will only make commitments to purchase “when-issued” or “forward delivery” securities with the intention of actually acquiring them, the Funds and Portfolios may sell these securities before the settlement date if deemed advisable by the Subadviser.

          Securities purchased on a “when-issued” or “forward delivery” basis are subject to changes in value based upon the market’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. The value of these securities experiences appreciation when interest rates decline and depreciation when interest rates rise. Purchasing securities on a “when-issued” or “forward delivery” basis can involve a risk that the yields available in the market on the settlement date may actually be higher or lower than those obtained in the transaction itself. A segregated account of a Fund consisting of cash or liquid debt securities equal to the amount of the “when-issued” or “forward delivery” commitments will be established at the Fund’s custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of the Fund’s commitments. On the settlement date of the “when-issued” or “forward delivery” securities, the Fund’s obligations will be met from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although not normally expected, from sale of the “when-issued” or “forward delivery” securities themselves (which may have a value greater or lesser than the Fund’s payment obligations). Sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from federal income tax. An increase in the percentage of a Fund’s assets committed to the purchase of securities on a “when-issued” basis may increase the volatility of its net asset value.

Private Placements and Illiquid Investments

          Each Fund and Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. If due to subsequent fluctuations in value or any other reasons, the value of the Fund or Portfolio’s illiquid securities exceeds this percentage limitation, the Fund or Portfolio will consider what actions, if any are necessary to maintain adequate liquidity. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund or Portfolio to sell them promptly at an acceptable price.

Commodities Exchange Act Registration

          Each Fund and Portfolio is operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the Funds and Portfolios, from registration as a “commodity pool operator” with respect to each Fund and Portfolio under the Commodity Exchange Act, and therefore, are not subject to registration or regulation with respect to each Fund and Portfolio under the Commodity Exchange Act.

INVESTMENT POLICIES

          The Funds and the Portfolios have each adopted the following fundamental investment policies. Fundamental investment policies may not be changed with respect to a Fund or a Portfolio, as the case may be, without approval by holders of a “majority of the outstanding shares” of the applicable Fund or Portfolio, which as used in this SAI means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding “voting securities” of the Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding “voting securities” of the Fund or the Portfolio. The term “voting securities” as used in this paragraph has the same meaning as in the 1940 Act.

          Whenever a Fund is requested to vote on a change in the fundamental investment policies of a Portfolio, the Fund will either call a meeting of its shareholders and will vote its shares in the Portfolio in accordance with instructions it receives from its shareholders or vote its shares in a Portfolio in the same proportion as the vote of all other investors in the Portfolio.

          If a percentage or rating restriction on investment or utilization of assets (taken at market value) set forth below or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstances is not considered a violation of policy.

     Fundamental Investment Policies

          Each Fund’s and Portfolio’s fundamental policies are as follows:

          (1) Each Fund or Portfolio may not borrow money except as permitted by (i) the Investment Company Act of 1940, as amended, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

          (2) Each Fund or Portfolio may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the Investment Company Act of 1940, as amended, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

          (3) Each Fund or Portfolio may lend money or other assets to the extent permitted by (i) the Investment Company Act of 1940, as amended, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

          (4) Each Fund or Portfolio may not issue senior securities except as permitted by (i) the Investment Company Act of 1940, as amended, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

          (5) Each Fund or Portfolio may not purchase or sell real estate except as permitted by (i) the Investment Company Act of 1940, as amended, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

          (6) Each Fund or Portfolio may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the Investment Company Act of 1940, as amended, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

          (7) Each Fund or Portfolio may not purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that Citi Premium Liquid Reserves or Liquid Reserves Portfolio may invest at least 25% of its assets in bank obligations issued by domestic banks.

          With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act requires the fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowing and thus subject to the 1940 Act restrictions. Borrowing money to increase portfolio holdings is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of a fund’s shares to be more volatile than if the fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, the fund may have to sell securities at a time and at a price that is unfavorable to the fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate a fund’s net investment income in any given period. Currently the Funds and Portfolios do not contemplate borrowing money for leverage, but if a Fund or Portfolio does so, it will not likely do so to a substantial degree. The policy in (1) above will be interpreted to permit a Fund or Portfolio to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy. Rule 2a-7 under the 1940 Act may limit a Fund’s and Portfolio’s ability to engage in a strategy otherwise permitted under the 1940 Act.

          With respect to the fundamental policy relating to underwriting set forth in (2) above, the 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”). Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a fund investing in restricted securities. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (2) above will be interpreted not to prevent a Fund or Portfolio from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Fund or Portfolio may be considered to be an underwriter under the 1933 Act. Rule 2a-7 under the 1940 Act may limit a Fund’s and Portfolio’s ability to engage in a strategy otherwise permitted under the 1940 Act.

          With respect to the fundamental policy relating to lending set forth in (3) above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.) While lending securities may be a source of income to a fund, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the underlying securities should the borrower fail financially. However, loans would be made only when the fund’s manager or a subadviser believes the income justifies the attendant risks. The fund also will be permitted by this policy to make loans of money, including to other funds. A fund would have to obtain exemptive relief from the SEC to make loans to other funds. The policy in (3) above will be interpreted not to prevent a Fund or Portfolio from purchasing or investing in debt obligations and loans. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans. Rule 2a-7 under the 1940 Act may limit a Fund’s and Portfolio’s ability to engage in a strategy otherwise permitted under the 1940 Act.

          With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits a fund from issuing senior securities except that the fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose. A fund also may borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund can increase the speculative character of the fund’s outstanding shares through leveraging. Leveraging of a fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s net assets remain the same, the total risk to investors is increased to the extent of the fund’s gross assets. The policy in (4) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin. Rule 2a-7 under the 1940 Act may limit a Fund’s and Portfolio’s ability to engage in a strategy otherwise permitted under the 1940 Act.

          With respect to the fundamental policy relating to real estate set forth in (5) above, the 1940 Act does not prohibit a fund from owning real estate; however, a fund is limited in the amount of illiquid assets it may purchase. Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. Owners of real estate may be subject to various liabilities, including environmental liabilities. To the extent that investments in real estate are considered illiquid, the current SEC staff position generally limits a money market fund’s purchases of illiquid securities to 10% of net assets. The policy in (5) above will be interpreted not to prevent a Fund and Portfolio from investing in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities. Rule 2a-7 under the 1940 Act may limit a Fund’s and Portfolio’s ability to engage in a strategy otherwise permitted under the 1940 Act.

          With respect to the fundamental policy relating to commodities set forth in (6) above, the 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, a fund is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, the current SEC staff position generally limits a money market fund’s purchases of illiquid securities to 10% of net assets. If a fund were to invest in a physical commodity or a physical commodity-related instrument, the fund would be subject to the additional risks of the particular physical commodity and its related market. The value of commodities and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There also may be storage charges and risks of loss associated with physical commodities. The policy in (6) above will be interpreted to permit investments in exchange traded funds that invest in physical and/or financial commodities. Rule 2a-7 under the 1940 Act may limit a Fund’s and Portfolio’s ability to engage in a strategy otherwise permitted under the 1940 Act.

          With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. The SEC has taken the position that money market funds may reserve the right to invest without limit in obligations of domestic banks without being deemed to concentrate their investments. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; securities of foreign governments; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. The policy also will be interpreted to give broad authority to a Fund and Portfolio as to how to classify issuers within or among industries.

          Each Fund’s and Portfolio’s fundamental policies are written and will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.

Diversification

          The Funds and the Portfolios are each currently classified as a diversified fund under the 1940 Act. This means that the Funds and Portfolios may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of a Fund’s and Portfolio’s total assets would be invested in securities of that issuer, or (b) a Fund or Portfolio would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, a Fund and Portfolio can invest more than 5% of its assets in one issuer. Under the 1940 Act, a Fund or Portfolio cannot change its classification from diversified to non-diversified without shareholder approval.

3. DETERMINATION OF NET ASSET VALUE

          The net asset value of each share of the Funds is determined on each day on which the New York Stock Exchange is open for trading. This determination of net asset value is normally made once during each such day as of 4:00 p.m., Eastern time, for Liquid Reserves and 2:00 p.m., Eastern time, for U.S. Treasury Reserves, by dividing the value of each Fund’s net assets (i.e., the value of its assets, including its investment in a Portfolio, less its liabilities, including expenses payable or accrued) by the number of the Fund’s shares outstanding at the time the determination is made. On days when the financial markets in which a Fund invests close early, such Fund’s net asset value may be determined as of the earlier close of these markets. As of the date of this SAI, the Exchange is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King Jr. Day, Presidents’Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the Funds and Portfolios employ specific investment policies and procedures to accomplish this result.

          The value of a Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding Fund is determined. The net asset value of a Fund’s investment in the corresponding Portfolio is equal to the Fund’s pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund’s pro rata share of the Portfolio’s liabilities.

          The securities held by a Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than ½ of 1% from their value determined on the basis of amortized cost, the applicable Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

          Pursuant to the rules of the SEC, the Funds’ and the Portfolios’ Boards of Trustees have established procedures to stabilize the value of the Funds’ and Portfolios’ net assets within ½ of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed ½ of 1% for a Fund or Portfolio, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations.

          Because of the short-term maturities of the portfolio investments of each Fund, the Funds do not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Funds’shareholders annually after the close of each Fund’s fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in “Certain Additional Tax Matters.” Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each Fund may distribute short-term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund’s net asset value of $1.00 per share.

          It is expected that each Fund will have a positive net income at the time of each determination thereof. If for any reason a Fund’s net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security or if a Fund’s expenses exceeded its income, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder’s account which represents the shareholder’s share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

Sale of Shares

          Subject to compliance with applicable regulations, the Funds and the Portfolios have each reserved the right to pay the redemption price of shares of the Funds or beneficial interests in the Portfolios, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

          Shareholders may redeem Fund shares by sending written instructions in proper form to the Funds’ transfer agent or, if they hold their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

          Shareholders may redeem Fund shares by telephone, if their account applications so permit, by calling their Service Agents. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Funds and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller’s identity by asking for the shareholder’s name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption by telephone.

          The Funds and the Portfolios may suspend the right of redemption or postpone the date of payment for shares of a Fund or beneficial interests in a Portfolio during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund’s or Portfolio’s investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

Involuntary Redemption of Shares

          Subject to applicable law, the Trustees may cause a shareholder’s shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of a Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder’s ownership is not in the best interests of the other shareholders of that Fund (for example, in the case of a market timer). See “Description of Shares, Voting Rights and Liabilities”.

4. MANAGEMENT

          The business and affairs of each Fund and each Portfolio are managed by or under the direction of the Board of Trustees (the “Board”). The Board elects officers who are responsible for the day-to-day operations of each Fund and each Portfolio and who execute policies authorized by the Board.

          The current Trustees, including the Trustees of each Fund and each Portfolio who are not “interested persons” of each Fund and each Portfolio (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), and executive officers of each Fund and each Portfolio, their birth years, their principal occupations during at least the past five years (their titles may have varied during that period), the number of funds associated with Legg Mason the Trustees oversee, and other board memberships they hold are set forth below. The address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, New York, New York 10018.

          The following information relates to the Trust’s recently elected Board of Trustees.

Name and Year of Birth	Position(s) with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

INDEPENDENT TRUSTEES:
Elliott J. Berv Born 1943	Trustee	Since 1989	President and Chief Executive Officer, Catalyst (consulting) (since 1984); Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005); Chief Executive Officer, Landmark City (real estate development) (2001 to 2004); Executive Vice President, DigiGym Systems (personal fitness systems) (2001 to 2004); Chief Executive Officer, Motocity USA (Motorsport Racing) (2004 to 2005)	67

Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); Director, Lapoint Industries (industrial filter company) (since 2002); Director, Alzheimer’s Association (New England Chapter) (since 1998)

A. Benton Cocanougher Born 1938	Trustee	Since 1991	Dean Emeritus and Professor, Texas A&M University (since 2004); former Interim Chancellor, Texas A&M University System (2003 to 2004); former Special Advisor to the President, Texas A&M University (2002 to 2003); former Dean and Professor of Marketing, College and Graduate School of Business of Texas A&M University (1987 to 2001)	67	None

Jane F. Dasher Born 1949	Trustee	Since 1999	Chief Financial Officer, Korsant Partners, LLC (a family investment company)	67	None

Name and Year of Birth	Position(s) with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Mark T. Finn Born 1943	Trustee	Since 1989	Adjunct Professor, College of William & Mary (since 2002); Principal/Member, Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); formerly, Vice Chairman and Chief Operating Officer, Lindner Asset Management Company (mutual fund company) (1999 to 2001); formerly, General Partner and Shareholder, Greenwich Ventures LLC (investment partnership) (1996 to 2001)	67	None

Rainer Greeven Born 1936	Trustee	Since 1994	Attorney, Rainer Greeven PC; President and Director, 62nd Street East Corporation (real estate) (since 2002)	67	None

Stephen Randolph Gross Born 1947	Trustee	Since 1986	Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); formerly, Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (1998 to 2003); formerly, Treasurer, Hank Aaron Enterprises (fast food franchise) (1985 to 2001); formerly, Partner, Capital Investment Advisory Partners (leverage buyout consulting) (2000 to 2002); formerly, Secretary, Carint N.A. (manufacturing) (1998 to 2002)	67

Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, United Telesis, Inc. (telecommunications) (1997 to 2002); formerly, Director, ebank Financial Services, Inc. (1997 to 2004)

Richard E. Hanson, Jr. Born 1941	Trustee	Since 1985	Retired; formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)	67	None

Diana R. Harrington Born 1940	Trustee	Since 1992	Professor, Babson College (since 1992)	67	None

Susan M. Heilbron Born 1945	Trustee	Since 1994	Independent Consultant (since 2001); formerly, Owner, Lacey & Heilbron (communications consulting) (1993 to 2001)	67	None

Name and Year of Birth	Position(s) with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

Susan B. Kerley Born 1951	Trustee	Since 1992	Investment Consulting Partner, Strategic Management Advisers, LLC (investment consulting) (since 1990)	67	Chairman and Independent Board Member of Eclipse Fund, Inc. and Eclipse Funds (which trade as Mainstay Funds) (currently supervises 16 investment companies in the Fund complex) (since 1991)

Alan G. Merten Born 1941	Trustee	Since 1990	President, George Mason University (since 1996)	67

Director, Cardinal Financial Corporation (since November 2006); Trustee, First Potomac Realty Trust (since 2005); Director, Xybernaut Corporation (information technology) (2004 to 2006); Director, Digital Net Holdings, Inc. (2003 to 2004); Director, Comshare, Inc. (information technology) (1985 to 2003); Director, BTG, Inc. (information systems) (1997 to 2001)

R. Richardson Pettit Born 1942	Trustee	Since 1990	Formerly, Duncan Professor of Finance, University of Houston (1977 to 2006)	67	None

Name and Year of Birth	Position(s) with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past Five Years

INTERESTED TRUSTEE:

R. Jay Gerken, CFA† Born 1951	Trustee, President, Chairman and Chief Executive Officer	Since 2002	Managing Director, Legg Mason & Co., LLC (“Legg Mason & Co.”); Chairman of the Board and Trustee/Director of 151 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; President, LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates; formerly, Chairman, Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management, Inc. (“CFM”) (2002 to 2005); formerly, Chairman, President and Chief Executive Officer, Travelers Investment Adviser Inc. (2002 to 2005)	134	Former trustee, Consulting Group Capital Markets Funds (2002 – 2006)

*	Each Trustee serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the Trustee became a Board member for a fund in the Legg Mason Partners fund complex.

†	Mr. Gerken is an “interested person,” as defined in the 1940 Act, because of his position with the manager and/or certain of its affiliates.

Name, Year of Birth and Address	Position(s) with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years

OFFICERS:

Ted P. Becker Born 1951 620 Eighth Avenue New York, NY 10018	Chief Compliance Officer	Since 2006

Director of Global Compliance at Legg Mason, Inc. (2006 to present); Managing Director of Compliance at Legg Mason & Co (2005 to present); Chief Compliance Officer with certain mutual funds associated with Legg Mason & Co. (since 2006); Chief Compliance Officer of LMPFA and certain affiliates; Managing Director of Compliance at Citigroup Asset Management (“CAM,” a group of affiliated investment advisers, which included SBFM, Smith Barney Asset Management and CFM and other affiliated investment advisory entities) (2002 to 2005).

John Chiota Born 1968 300 First Stamford Place Stamford, CT 06902	Chief Anti- Money Laundering Compliance Officer	Since 2006

Vice President of Legg Mason & Co. (since 2005); Vice President at CAM (since 2004); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. (since 2006). Prior to August 2004, Chief Anti-Money Laundering Compliance Officer of TD Waterhouse

Robert I. Frenkel Born 1954 300 First Stamford Place Stamford, CT 06902	Secretary and Chief Legal Officer	Since 2003

Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2005); Managing Director and General Counsel of Global Mutual Funds for CAM (since 2000); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. (since 2003). Previously, Secretary of CFM (2001 to 2004)

R. Jay Gerken, CFA Born 1951 620 Eighth Avenue New York, NY 10018	Chairman, President and Chief Executive Officer	Since 2002

Managing Director, Legg Mason & Co.; Chairman of the Board and Trustee/Director of 151 funds associated with LMPFA and its affiliates; President, LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates; formerly, Chairman, SBFM and CFM (2002 to 2005); formerly, Chairman, President and Chief Executive Officer, Travelers Investment Adviser Inc. (2002 to 2005)

Frances M. Guggino Born 1957 125 Broad Street New York, NY 10004	Treasurer and Chief Financial Officer	Since 2004

Director of Legg Mason & Co. (since 2005); Director at CAM (2005); Treasurer and/ or Controller of certain funds associated with Legg Mason & Co. (since 2005); Treasurer and/or Controller of certain funds associated with CAM (1992 to 2005)

Thomas C. Mandia Born 1962 300 First Stamford Place Stamford, CT 06902	Assistant Secretary	Since 2000	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005); Managing Director and Deputy General Counsel for CAM (since 1992); Assistant Secretary of certain

David Castano Born 1971 125 Broad Street New York, NY 10004	Controller	Since 2007

Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Treasurer of Lord Abbett mutual funds (from 2004 to 2006); Supervisor at UBS Global Asset Management (from 2003 to 2004); Accounting Manager at Citigroup Asset Management (prior to 2003)

Name, Year of Birth and Address	Position(s) with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years

Matthew Plastina Born 1970 125 Broad Street New York, NY 10004	Controller	Since 2007

Assistant Vice President of Legg Mason or its predecessor (since 1999); Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Controller of certain mutual funds associated with Legg Mason (from 2002 to 2007)

*	Each officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the officer took office for any funds in the Legg Mason Partners fund complex.

          Officers of the Funds and Portfolios receive no compensation from the Funds or Portfolios, although they may be reimbursed by the Funds and Portfolios for reasonable out-of-pocket travel expenses for attending Board meetings.

          The Board has four standing Committees: the Audit Committee, Governance Committee, Investment and Performance Committee (referred to as the Performance Committee) and Pricing Committee. Each of the Audit, Governance and Performance Committees is composed of all of the Independent Trustees. The Pricing Committee is composed of the Chairman of the Board and one Independent Trustee.

          The Audit Committee oversees, among other things, the scope of each Fund’s audit, each Fund’s accounting and financial reporting policies and practices and its internal controls. The primary purposes of the Board’s Audit Committee are to assist the Board in fulfilling its responsibility for oversight of the integrity of the accounting, auditing and financial reporting practices of the Funds, and the qualifications and independence of each Fund’s independent registered public accounting firm. The Audit Committee approves, and recommends to the Independent Trustees for their ratification, the selection, appointment, retention or termination of the Funds’ independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to the Funds by the independent registered public accounting firm and all permissible non-audit services provided by the Funds’ independent registered public accounting firm to its Manager and any affiliated service providers if the engagement relates directly to the Funds’ operations and financial reporting.

          The Governance Committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. The Governance Committee may consider nominees recommended by a shareholder. Shareholders who wish to recommend a nominee should send recommendations to the Funds’ Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

          The Governance Committee identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm. The committee meets to discuss and consider such candidates’qualifications and then chooses a candidate by majority vote. The committee does not have specific, minimum qualifications for nominees, nor has it established specific qualities or skills that it regards as necessary for one or more of the Trustees to possess (other than any qualities or skills that may be required by applicable law, regulation or listing standard). However, in evaluating a person as a potential nominee to serve as a Trustee, the Governance Committee may consider the following factors, among any others it may deem relevant:

•	whether or not the person is an “interested person,” as defined in the 1940 Act, and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee;

•

whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser, service providers or their affiliates;

•	whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related mutual fund complexes;

•	whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of a Trustee;

•

the contribution which the person can make to the Board (or, if the person has previously served as a Trustee, the contribution which the person made to the Board during his or her previous term of service), with consideration being given to the person’s business and professional experience, education and such other factors as the committee may consider relevant;

•	the character and integrity of the person; and

•	whether or not the selection and nomination of the person would be consistent with the requirements of the retirement policies of the Funds, as applicable.

          The Performance Committee is charged with, among other things, reviewing investment performance. The Performance Committee also assists the Board in fulfilling its responsibility for the review and negotiation of the Funds’ investment management and sub-advisory arrangements.

          The Pricing Committee is charged with determining the fair value prices for securities when required.

          The Portfolios are also governed by a Board of Trustees, which has the same committees as the Funds’ Board.

          As indicated above, the Funds’ and Portfolios’ Board is recently elected and is newly constituted as the Board that oversees all of the fixed income-type funds in the fund complex. All members of the Board previously have served on Boards of Legg Mason Partners funds. The Board met four times during the Funds’ and Portfolios’ last fiscal year. The Audit, Governance, Performance and Pricing Committees met two, two, two, and seven times, respectively during the Funds’ and Portfolios’ last fiscal year.

          The following table shows the amount of equity securities owned by the Trustees in the Funds and other investment companies in the fund complex supervised by the Trustees as of December 31, 2006.

Dollar Range of Equity Securities in the Funds

Name of Trustee	Citi Premium Liquid Reserves	Citi Premium U.S. Treasury Reserves	Aggregate Dollar Range of Equity Securities in Registered Investment Companies Overseen by Trustee

Interested Trustee
R. Jay Gerken	None	None	Over $100,000

Independent Trustees
Elliott J. Berv	None	None	None
A. Benton Cocanougher	None	None	$10,001-$50,000
Jane F. Dasher	None	None	Over $100,000
Mark T. Finn.	None	None	$10,001-$50,000
Rainer Greeven.	None	None	None
Stephen Randolph Gross	None	None	None
Richard E. Hanson, Jr	None	None	Over $100,000
Diana R. Harrington	$10,001-$50,000	None	$10,001-$50,000
Susan M. Heilbron	None	None	None
Susan B. Kerley	None	None	$1-$10,000
Alan G. Merten	None	None	$1-$10,000
R. Richardson Pettit	None	None	$10,001-$50,000

          As of December 31, 2006, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the Manager, the Subadviser or the Distributor of the Funds, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Manager, the Subadviser or the Distributor of the Funds.

          Information regarding compensation paid by each Fund to its recently elected Board and to its prior Board is set forth below. The Independent Trustees receive a fee for each meeting of the Board and committee meetings attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Mr. Gerken, an “interested person,” as defined in the 1940 Act, does not receive compensation from the Funds for his service as Trustee, but may be reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

          Each Fund pays a pro rata share of Trustee fees based on asset size. Each Fund currently pays each of the Trustees who is not a director, officer or employee of the Manager or any of its affiliates its pro rata share of: an annual fee of $100,000, plus $15,000 for each regularly scheduled Board meeting attended in person, $2,500 for each Committee meeting attended in person, and $1,000 for certain telephonic Board and Committee meetings in which that Trustee participates. The lead Independent Trustee will receive an additional $25,000 per year and the Chairs of the Audit Committee and Performance Committee will each receive an additional $15,000 per year.

          Information as to compensation paid to the Trustees for the calendar year ended December 31, 2006 and the fiscal year ended August 31, 2007 is shown on the following pages:

Recently Elected Board

	Aggregate Compensation from the Funds for the Calendar Year Ended December 31, 2006		Total Pension or Retirement Benefits Paid as Part of Fund Expenses(1)		Total Compensation from Funds and Fund Complex Paid to Trustee(1)(2)	Number of Funds in Fund Complex Overseen by Trustee(1)

Name of Trustee	Citi Premium Liquid Reserves	Citi Premium U.S. Treasury Reserves

Interested Trustee
R. Jay Gerken	$0	$0	$0		$0	162

Independent Trustees
Elliott J. Berv	$1,231	$861		(2)	$154,500	37
A. Benton Cocanougher	$1,231	$894		(2)	$161,000	37
Jane F. Dasher	N/A	N/A	$0		$86,100	27
Mark T. Finn	$1,619	$1,246		(2)	$179,385	37
Rainer Greeven	N/A	N/A	$0		$74,000	11
Stephen Randolph Gross	$1,721	$1,296		(2)	$191,000	37
Richard E. Hanson, Jr	N/A	N/A	$0		$80,900	27
Diana R. Harrington	$1,270	$879		(2)	$159,625	37
Susan M. Heilbron	N/A	N/A	$0		$66,200	11
Susan B. Kerley	$1,318	$910		(2)	$173,000	37
Alan G. Merten	$1,231	$861		(2)	$148,500	37
R. Richardson Pettit	$1,231	$861		(2)	$154,500	37

	Aggregate Compensation from the Funds for the Fiscal Year Ended August 31, 2007		Total Pension or Retirement Benefits Paid as Part of Fund Expenses		Total Compensation from Funds and Fund Complex Paid to Trustee(1)(2)	Number of Funds in Fund Complex Overseen by Trustee

Name of Trustee	Citi Premium Liquid Reserves	Citi Premium U.S. Treasury Reserves

Interested Trustee
R. Jay Gerken	$0	$0	$0		$0	133

Independent Trustees
Elliott J. Berv	$749	$2,813		(2)	$186,000	66
A. Benton Cocanougher	$749	$292		(2)	$205,000	66
Jane F. Dasher	$332	$127	$0		$158,475	66
Mark T. Finn	$695	$273		(2)	$206,000	66
Rainer Greeven	$332	$127	$0		$146,500	66
Stephen Randolph Gross	$1,037	$588		(2)	$211,250	66
Richard E. Hanson, Jr	$332	$127	$0		$150,075	66
Diana R. Harrington	$740	$290		(2)	$203,250	66
Susan M. Heilbron	$332	$127	$0		$146,600	66
Susan B. Kerley	$695	$273		(2)	$192,000	66
Alan G. Merten	$695	$273		(2)	$192,000	66
R. Richardson Pettit	$695	$273		(2)	$186,000	66

(1)

Mr. Greeven and Mr. Gross also received $5,000 and $12,000, respectively, during 2006 for attending on behalf of their respective former Boards an additional meeting relating to the selection of service providers for the funds in the Legg Mason Partners Fund Complex. These amounts were paid by the Manager or its affiliates, and not by the Funds.

(2)

Pursuant to prior retirement plans, certain Trustees have received benefits as follows: Mr. Berv: $307,130; Mr. Cocanougher: $503,114; Mr. Finn: $306,079; Mr. Gross: $318,788; Ms. Harrington: $348,670; Ms. Kerley: $217,984; Mr. Merten: $405,257; and Mr. Pettit: $424,976. Each fund formerly overseen by these Trustees paid its pro rata share (based upon asset size) of these benefits. Legg Mason or its affiliates have agreed to reimburse these funds an amount equal to 50% of these benefits.

(3)	Mr. Gerken was not compensated for his services as a Trustee because of his affiliation with the Manager.

Prior Board

For the year ended December 31, 2006, the former trustees of the Funds were paid the compensation listed below for service as Trustees.

Name of Trustee	Aggregate Compensation from Premium Liquid Reserves for Year Ended 12/31/06	Aggregate Compensation from Premium U.S. Treasury Reserves for Year Ended 12/31/06	Total Pension or Retirement Benefits Paid as Part of Fund Expenses(2)		Total Compensation from Funds and Fund Complex Paid to Trustee in Year Ended 12/31/06(4)	Number of Funds for which Trustees Served Within Fund Complex

Interested Trustee
R. Jay Gerken(1)	$0	$0	$ 0		$0	162

Independent Trustees
Elliott J. Berv	$1,231	$861		(3)	$154,500	37
Donald M. Carlton	$1,297	$894		(3)	$164,500	37
A. Benton Cocanougher	$1,231	$861		(3)	$161,000	37
Mark T. Finn	$1,619	$1,246		(3)	$179,385	37
Stephen Randolph Gross	$1,721	$1,296		(3)	$191,000	37
Diana R. Harrington	$1,270	$879		(3)	$159,625	37
Susan B. Kerley	$1,318	$910		(3)	$173,000	37
Alan G. Merten	$1,231	$861		(3)	$148,500	37
R. Richardson Pettit	$1,231	$861		(3)	$154,500	37

(1)	Mr. Gerken was not compensated for his services as Trustee because of his affiliation with the Manager.

(2)

During the fiscal year ended August 31, 2006, the following former Trustees received the following retirement benefits under prior retirement plans: Mr. Riley C. Gilley, $70,000; Mr. E. Kirby Warren, $70,000 and Mr. William S. Woods, $60,000. Each fund paid its pro rata share (based on asset size) of these aggregate benefits.

(3)

Mr. Carlton retired as a Trustee of the funds as of December 31, 2006. Pursuant to prior retirement plans, Mr. Carlton received $517,678. Each fund of Legg Mason Partners Investment Series paid a pro rata share (based upon asset size) of these benefits. Legg Mason or its affiliates have agreed to reimburse these funds an amount equal to 50% of these benefits. The benefits of the other Trustees under prior retirement plans are described in a table above. None of these benefits were paid during the period covered by this table.

(4)

Mr. Gross also received $12,000 during 2006 for attending on behalf of his former Board an additional meeting relating to the selection of service providers for the funds in the Legg Mason Partners fund complex. This amount was paid by the Manager or its affiliates and not by the Funds.

          As of November 12, 2007 the Trustees and officers as a group owned less than 1% of the outstanding shares of each Fund.

          Set forth below for each Fund are those shareholders who were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of such Fund as of November 12, 2007.

Fund	Name and Address	Percent of Shares

Liquid Reserves	Citicorp Services Inc. Attn: Glenda Finkelstein, Cash Mgmt. 3800 Citibank Center B2-14 Tampa, FL 33610	40.03%

	Citigroup Global Markets Inc. 333 West 34th St. — 3rd Floor New York, NY 10001-2402	18.99%

	Citibank Global Cash Management Ser. Attn: Robin Hampton 1 Penns Way New Castle, DE 19720-2437	13.55%

	Citibank NA Attn: John Malandro 333 W. 34th St., Fl. 3 New York, NY 10001-2402	12.06%

U.S. Treasury Reserves	Citibank NA Attn: John Malandro 333 W. 34th St. # Fl.3 New York, NY 10001-2402	45.13%

	Fiduciary Trust Intl. Revenue Attn: Frank Lomassaro 600 5th Ave Fl, 2. New York, NY 10020-2302	24.04%

Manager

          LMPFA serves as investment manager to the Funds and the Portfolios, in each case pursuant to investment management agreements (each a “Management Agreement”). LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, is an investment adviser formed to serve as the investment manager of the Funds, the Portfolios and certain other Legg Mason-sponsored funds. LMPFA is a wholly-owned subsidiary of Legg Mason. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a global asset management company. As of September 30, 2007, Legg Mason’s asset management operation had aggregate assets under management of approximately $1.012 trillion. LMPFA provides administrative and certain oversight services to the Funds. As of September 30, 2007, LMPFA’s total assets under management were approximately $190 billion.

          The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for each Fund and Portfolio. The Management Agreements provide that the Manager may delegate the daily management of the securities of a Fund or a Portfolio to one or more subadvisers. The Manager performs administrative and management services necessary for the operation of the Funds and Portfolios, such as: supervising the overall administration of the Funds and Portfolios, including negotiation of contracts and fees with and the monitoring of performance and billings of the transfer agent, shareholder servicing agents, custodian and other independent contractors or agents; providing certain compliance, fund accounting, regulatory reporting, and tax reporting services; preparing or participating in the preparation of Board materials, registration statements, proxy statements and reports and other communications to shareholders; maintaining the existence of the Funds and Portfolios; maintaining the registration and qualification of the Funds’shares under federal and state laws; and arranging for the maintenance of books and records of each Fund or Portfolio. Trustees, officers, and investors in the Funds and the Portfolios are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Funds and the Portfolios.

          Each Management Agreement has an initial term ending November 30, 2007. Thereafter, unless otherwise terminated, the Management Agreement with respect to a Fund will continue indefinitely as long as such continuance is specifically approved at least annually by the Fund’s Trustees or by a vote of a majority of the outstanding voting securities of such Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

          Unless otherwise terminated, the Management Agreement with respect to a Portfolio will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Portfolio’s Trustees or by a vote of a majority of the outstanding voting securities of such Portfolio, and, in either case, by a majority of the Trustees of the Portfolio who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

          Each Management Agreement provides that the Manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days’nor less than 30 days’written notice by a Portfolio or Fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the Portfolio or Fund or by a vote of a majority of the Fund’s or Portfolio’s Trustees, or by the Manager on not less than 90 days’ written notice, and will automatically terminate in the event of its assignment as defined in the 1940 Act. The Management Agreement with each Fund and Portfolio provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties.

          Currently, advisory services for each Fund are provided through its corresponding Portfolio, but the Manager may, if requested by the Trustees, provide advisory services directly to the Funds. The Manager manages the securities of each Portfolio and makes investment decisions for a Portfolio, subject to such policies as the Board of Trustees of a Portfolio may determine. In addition, the Manager provides certain administrative services to each Fund and each Portfolio under the Management Agreement.

          For its services under the Management Agreement, with respect to each Fund, the Manager may receive management fees equal on an annual basis of up to 0.35% of the Fund’s average daily net assets less the amount, if any, of the Fund’s share of the management fees payable by the Portfolio in which it invests.

          Prior to August 1, 2006, Citi Fund Management, Inc. (“CFM”) served as the manager of the Funds and the Portfolios. CFM is also a wholly-owned subsidiary of Legg Mason.

          Citi Premium Liquid Reserves: For the fiscal year ended August 31, 2007, the aggregate fees paid by Liquid Reserves Portfolio to the Manager, and to its affiliate, the Subadviser, after waivers were $43,681,085. For the fiscal year ended August 31, 2006, the aggregate fees paid by Liquid Reserves Portfolio to the Manager, and to its affiliates, the Subadviser and CFM, after waivers and reimbursements, were $28,130,222. For the fiscal year ended August 31, 2005, the fees paid by Liquid Reserves Portfolio to CFM, after waivers, were $33,354,541.

          For the fiscal year ended August 31, 2007, the aggregate fees paid by Liquid Reserves to the Manager, and to its affiliate, the Subadviser, after waivers, were $771,697. For the fiscal year ended August 31, 2006, the aggregate fees paid by Liquid Reserves to the Manager, and to its affiliates, the Subadviser and CFM, after waivers, were $672,765. For the fiscal year ended August 31, 2005, the fees paid by Liquid Reserves to CFM under its Management Agreement, after waivers, were $1,173,797.

          Citi Premium U.S. Treasury Reserves: For the fiscal year ended August 31, 2007, the aggregate fees paid by U.S. Treasury Reserves Portfolio to the Manager, and to its affiliate, the Subadviser, after waivers were $1,527,313. For the fiscal year ended August 31, 2006, the aggregate fees paid by U.S. Treasury Reserves Portfolio to the Manager, and to its affiliates, the Subadviser and CFM, after waivers and reimbursements, were $1,111,884. For the fiscal year ended August 31, 2005, the fees paid by U.S. Treasury Reserves Portfolio to CFM, after waivers, were $1,247,813.

          For the fiscal year ended August 31, 2007, the aggregate fees paid by U.S. Treasury Reserves to the Manager, and to its affiliate, the Subadviser, after waivers, were $291,195. For the fiscal year ended August 31, 2006, the aggregate fees paid by U.S. Treasury Reserves to the Manager, and to its affiliates, the Subadviser and CFM, after waivers, were $554,974. For the fiscal year ended August 31, 2005, the fees paid by U.S. Treasury Reserves to CFM, after waivers, were $776,664.

Subadviser

          Western Asset provides the day-to-day portfolio management for each of the Funds and Portfolios pursuant to Sub-Advisory Agreements that were approved by the Boards of the Funds and the Portfolios, including a majority of the Independent Trustees of each Board. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of September 30, 2007, Western Asset’s total assets under management were approximately $457 billion. Western Asset is a wholly-owned subsidiary of Legg Mason.

          Under each Sub-Advisory Agreement, subject to the supervision and direction of the Board and the Manager, the Subadviser manages a Fund’s or Portfolio’s portfolio (or allocated portion thereof) in accordance with such Fund’s or Portfolio’s stated investment objective(s) and policies, assists in supervising all aspects of the Fund’s or Portfolio’s operations, makes investment decisions for the Fund or Portfolio, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund or Portfolio.

          Each Sub-Advisory Agreement has an initial term ending November 30, 2007 and will continue in effect from year to year thereafter provided such continuance is specifically approved at least annually with respect to a Fund or Portfolio (a) by the Board or by a majority of the outstanding voting securities of the Fund or Portfolio (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose. The Board or a majority of the outstanding voting securities of the Fund or Portfolio (as defined in the 1940 Act) may terminate the Sub-Advisory Agreement on 60 days’ written notice without penalty. The Manager or the Subadviser may terminate the Sub-Advisory Agreement on 90 days’written notice without penalty. Each Sub-Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

          As compensation for its sub-advisory services to the Funds and to the Portfolios, the Manager will pay to Western Asset a fee equal to 70% of the management fee paid to the Manager by each Fund and Portfolio, net of expense waivers and reimbursements. Each Sub-Advisory Agreement went into effect on August 1, 2006.

          Citi Premium Liquid Reserves: For the fiscal year ended August 31, 2007, and for the period from August 1, 2006 to August 31, 2006, the Manager paid fees to Western Asset equal to $30,576,761 and $0, respectively, for its services relating to Liquid Reserves Portfolio.

          For the fiscal year ended August 31, 2007, and for the period from August 1, 2006 to August 31, 2006, the Manager paid fees to Western Asset equal to $540,188 and $34,218, respectively, for its services relating to Liquid Reserves.

          Citi Premium U.S. Treasury Reserves: For the fiscal year ended August 31, 2007, and for the period from August 1, 2006 to August 31, 2006, the Manager paid fees to Western Asset equal to $1,069,119 and $95,378, respectively, for its services relating to U.S. Treasury Reserves Portfolio.

          For the fiscal year ended August 31, 2007, and for the period from August 1, 2006 to August 31, 2006, the Manager paid fees to Western Asset equal to $1,069,119 and $32,725, respectively, for its services relating to U.S. Treasury Reserves.

Expenses

          In addition to amounts payable under the Management Agreements and, with respect to the Funds, the 12b-1 Plan (as discussed below), each Fund and each Portfolio are responsible for their own expenses, including, as applicable, among other things, interest; taxes; governmental fees; voluntary assessments and other expenses incurred in connection with membership in investment company organizations; organization costs of the Fund or Portfolio; the cost (including brokerage commissions, transaction fees or charges, if any) in connection with the purchase or sale of the Fund’s or Portfolio’s securities and other investments and any losses in connection therewith; fees and expenses of custodians, transfer agents, registrars, independent pricing vendors or other agents; legal expenses; loan commitment fees; expenses relating to share certificates; expenses relating to the issuing and redemption or repurchase of the Fund’s or Portfolio’s shares and servicing shareholder accounts; expenses of registering and qualifying the Fund’s shares for sale under applicable federal and state law; expenses of preparing, setting in print, printing and distributing prospectuses and statements of additional information and any supplements thereto, reports, proxy statements, notices and dividends to the Fund’s shareholders or the Portfolio’s investors; costs of stationery; website costs; costs of meetings of the Board or any committee thereof, meetings of shareholders and other meetings of the Fund or Portfolio; Board fees; audit fees; travel expenses of officers, members of the Board and employees of the Fund or Portfolio, if any; and the Fund’s or Portfolio’s pro rata portion of premiums on any fidelity bond and other insurance covering the Fund or Portfolio and its officers, Board members and employees; litigation expenses and any nonrecurring or extraordinary expenses as may arise, including, without limitation, those relating to actions, suits or proceedings to which the fund is a party and the legal obligation which the Fund or Portfolio may have to indemnify the Fund’s or Portfolio’s Board members and officers with respect thereto.

          Management may agree to waive fees and/or reimburse operating expenses for one or more classes of shares, either through contractual or voluntary arrangements. Any such waivers and/or reimbursements are described in each Fund’s Prospectus. The contractual and voluntary fee waivers and/or reimbursements do not cover extraordinary expenses, such as (a) any expenses or charges related to litigation, derivative actions, demand related to litigation, regulatory or other government investigations and proceedings, “for cause” regulatory inspections and indemnification or advancement of related expenses or costs, to the extent any such expenses are considered extraordinary expenses for the purposes of fee disclosure in Form N-1A as the same may be amended from time to time; (b) transaction costs (such as brokerage commissions and dealer and underwriter spreads) and taxes; and (c) other extraordinary expenses as determined for the purposes of fee disclosure in Form N-1A, as the same may be amended from time to time. Without limiting the foregoing, extraordinary expenses are generally those that are unusual or expected to recur only infrequently, and may include such expenses, by way of illustration, as (i) expenses of the reorganization, restructuring, redomiciling or merger of a Fund, Portfolio or class or the acquisition of all or substantially all of the assets of another Fund or class; (ii) expenses of holding, and soliciting proxies for, a meeting of shareholders of a Fund or class, or a meeting of investors of a Portfolio (except to the extent relating to routine items such as the election of board members or the approval of the independent registered public accounting firm); and (iii) expenses of converting to a new custodian, transfer agent or other service provider, in each case to the extent any such expenses are considered extraordinary expenses for the purposes of fee disclosure in Form N-1A as the same may be amended from time to time.

Distributor

          Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, located at 100 Light Street, Baltimore, Maryland 21202, serves as the Funds’ sole and exclusive Distributor pursuant to a separate written agreement or amendments to the written agreement dated December 1, 2005 (the “Distribution Agreement”). For the period from December 1, 2005 to November 30, 2007, LMIS and Citigroup Global Markets Inc., (“CGMI”), an indirect wholly-owned subsidiary of Citigroup, served as the Funds’ Distributors. Prior to December 1, 2005, CGMI served as the Funds’ Distributor.

          The Distributor’s obligation is an agency or “best efforts” arrangement under which the Distributor is required to take and pay only for such shares of each Fund as may be sold to the public. The Distributor is not obligated to sell any stated number of shares.

          The Distribution Agreement is terminable with respect to a Fund with or without cause, without penalty, on 60 days’ notice by the Trustees or by vote of holders of a majority of the Fund’s outstanding voting securities or on not less than 60 days’ written notice by LMIS. Unless otherwise terminated, each Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of a Fund’s outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

          The Funds have each adopted the shareholder services and distribution plan (the “12b-1 Plan” or the “Plan”, in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may pay monthly fees at an annual rate not to exceed 0.10% of the Fund’s average daily net assets. Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Funds, and to other parties in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. Each Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided, provided, however, that the fees paid to a recipient with respect to a particular Class that may be used to cover expenses primarily intended to result in the sale of shares of that Class, or that may be used to cover expenses primarily intended for personal service and/or maintenance of shareholder accounts, may not exceed the maximum amounts, if any, as may from time to time be permitted for such services under NASD Conduct Rule 2830 or any successor rule, in each case as amended or interpreted by the Financial Industry Regulatory Authority ( “FINRA”).

          The 12b-1 Plan also provides that the Distributor and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Plan provides that the Distributor and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors. The Funds do not currently impose any deferred sales charges.

          The 12b-1 Plan permits each Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if the expenses exceed the fees provided for by the applicable Plan, the Fund will not be obligated to pay more than those fees and, if the expenses incurred are less than the fees paid to the Distributor and others, they will realize a profit. Each Fund will pay the fees to the Distributor and others until the Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor’s or other recipient’s expenses in excess of fees received or accrued through the termination date will be the Distributor’s or other recipient’s sole responsibility and not obligations of a Fund. In their annual consideration of the continuation of the Plan for the Funds, the Trustees will review the Plan and the expenses for each Fund separately.

          The 12b-1 Plan also recognizes that various service providers to the Funds, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Funds for other purposes, such as management fees, and that the Funds’ Distributor or Service Agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Plan specifically provides that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Funds within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan but are not subject to expenditure limits under the Plan.

          The 12b-1 Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the applicable Fund’s Trustees and a majority of the Trustees who are not “interested persons” of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (for purposes of this paragraph “Qualified Trustees”). Each Plan requires that the Fund and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Plan. Each Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of such Qualified Trustees then in office. A Plan may be terminated, with respect to each Fund, at any time by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting shares of the Fund. A Plan may not be amended to increase materially the amount of the permitted expenses of a Fund without the approval of a majority of the outstanding shares of the Fund and may not be materially amended in any case without a vote of a majority of both the Trustees and Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Plan for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

          Payments made to LMIS and CGMI, as distributors, by each Fund for the past three fiscal years under the 12b-1 Plan are set forth below.

          Liquid Reserves: For the fiscal year ended August 31, 2005, Liquid Reserves paid, after waivers, $773,413 to CGMI under the 12b-1 Plan. For the fiscal years ended August 31, 2006 and 2007, Liquid Reserves paid, after waivers, $537,616 and $535,054, respectively, to LMIS and CGMI under the 12b-1 Plan.

          U.S. Treasury Reserves: For the fiscal year ended August 31, 2005 U.S. Treasury Reserves paid, after waivers, $388,331 to CGMI under the 12b-1 Plan. For the fiscal years ended August 31, 2006 and 2007, U.S. Treasury Reserves paid, after waivers, $288,694 and $197,317, respectively, to LMIS and CGMI under the 12b-1 Plan.

          For the fiscal year ended August 31, 2007, LMIS incurred the following distribution expenses under the 12b-1 Plan for each Fund. Distribution expenses may include compensation of Service Agents, advertising, printing and mailing of prospectuses, support services and overhead expense.

	Financial Consultant Compensation	Third Party Service Fees	Branch Expenses	Marketing Distribution	Printing	Total

Citi Premium Liquid Reserves	$0	$532,989	N/A	$0	N/A	$532,989
Citi Premium U.S. Treasury Reserves	$0	$204,093	N/A	$0	N/A	$204,093

          For the fiscal year ended August 31, 2007, CGMI did not incur distribution expenses under the 12b-1 Plan for any Fund.

          In addition, various service providers, including the Manager, may have made payments for distribution related expenses out of their own resources, including past profits, or from payments received from the Funds for other purposes, such as management fees.

Code of Ethics

          Pursuant to Rule 17j-1 of the 1940 Act, the Funds, the Portfolios, and their Manager, Subadviser and Distributor each have adopted codes of ethics that permit its respective personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.

          Copies of the Codes of Ethics of the Funds, the Portfolios and their Manager, Subadviser and Distributor are on file with the SEC.

Proxy Voting Policies & Procedures

          Although individual Trustees may not agree with particular policies or votes by the Manager or Subadvisers, the Board has delegated proxy voting discretion to the Manager and/or the Subadviser, believing that the Manager and/or the Subadviser should be responsible for voting because it is a matter relating to the investment decision making process.

          LMPFA delegates the responsibility for voting proxies for the Funds and Portfolios, as applicable, to the Subadviser through its contracts with the Subadviser. The Subadviser will use its own proxy voting policies and procedures to vote proxies. Accordingly, LMPFA does not expect to have proxy-voting responsibility for the funds. Should LMPFA become responsible for voting proxies for any reason, such as the inability of a subadviser to provide investment advisory services, LMPFA shall utilize the proxy voting guidelines established by the most recent subadviser to vote proxies until a new subadviser is retained. In the case of a material conflict between the interests of LMPFA (or its affiliates if such conflict is known to persons responsible for voting at LMPFA) and the Funds, the Board of Directors of LMPFA shall consider how to address the conflict and/or how to vote the proxies. LMPFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations, to the extent that LMPFA votes proxies. LMPFA shall be responsible for gathering relevant documents and records related to proxy voting from the Subadviser[s] and providing them to the Funds and Portfolios as required for the Funds and Portfolios to comply with applicable rules under the 1940 Act.

          The Subadviser’s Proxy Voting Policies and Procedures govern in determining how proxies relating to the Funds’portfolio securities are voted and are attached as Appendix A to this SAI. Information regarding how each Fund and Portfolio voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-888-425-6432, (2) on the Funds’ website at http://www.leggmason.com/individualinvestors and (3) on the SEC’s website at http://www.sec.gov.

Transfer Agent and Custodian

          State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston, Massachusetts 02111, serves as the custodian of the Funds and the Portfolios. State Street, among other things, maintains a custody account or accounts in the name of the Funds and the Portfolios; receives and delivers all assets for the Funds and the Portfolios upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Funds and the Portfolios; and makes disbursements on behalf of the Funds and the Portfolios. State Street neither determines the Funds’ or the Portfolios’ investment policies, nor decides which securities the Funds or the Portfolios will buy or sell. For its services, State Street receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The Funds and the Portfolios may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements or derivatives transactions. State Street may also act as the Funds’and the Portfolios’securities lending agent and in that case would receive a share of the income generated by such activities.

          The Funds have entered into a transfer agency agreement with Boston Financial Data Services, Inc. (“BFDS”), pursuant to which BFDS acts as the transfer agent. The principal business office of BFDS is located at 2 Heritage Drive, North Quincy, MA 02171.

          Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds and distributes dividends and distributions payable by the Funds. For these services, the transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Funds during the month, and is reimbursed for out-of-pocket expenses.

Counsel

          Bingham McCutchen LLP, located at 150 Federal Street, Boston, Massachusetts 02110, serves as counsel to each Fund and Portfolio.

          Sullivan & Worcester LLP, located at 1666 K Street, N.W., Washington, D.C. 20006, serves as counsel to each of the Independent Trustees of the Board.

5. DEALER COMMISSIONS AND CONCESSIONS

          From time to time, the Funds’ Distributor or the Manager, at their expense, may provide additional commissions, compensation or promotional incentives (“concessions”) to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds’Distributor or the Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other dealer-sponsored events. From time to time, the Funds’ Distributors or the Manager may make expense reimbursements for special training of a dealer’s registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the Financial Industry Regulatory Authority (“FINRA”).

6. PORTFOLIO TRANSACTIONS

          The Portfolios’ and the Funds’ purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases and no such commissions have been paid by the Portfolios or the Funds during the past three fiscal years. The Portfolios and the Funds do not anticipate paying brokerage commissions. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

          Allocation of transactions, including their frequency, to various dealers is determined by the Subadviser in its best judgment and in a manner deemed to be in the best interest of investors in the applicable Portfolio or Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price, although a Portfolio or Fund may not necessarily be paying the lowest price available.

          The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolios and the Funds may purchase securities that are offered in underwritings in which a Legg Mason affiliate participates. These procedures prohibit the Portfolios and the Funds from directly or indirectly benefiting a Legg Mason affiliate in connection with such underwritings. In addition, for underwritings where a Legg Mason affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolios and the Funds could purchase in the underwritings.

          In certain instances there may be securities that are suitable as an investment for a Fund or Portfolio as well as for one or more of the Subadviser’s other clients. Investment decisions for the Funds and the Portfolios and for the Subadviser’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for the Funds or the Portfolios. When purchases or sales of the same security for a Fund or Portfolio and for other funds managed by the Subadviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

7. DISCLOSURE OF PORTFOLIO HOLDINGS

          For funds in the Legg Mason Partners family of funds, each fund’s board of trustees has adopted policies and procedures developed by LMPFA with respect to the disclosure of the funds’ portfolio securities and any ongoing arrangements to make available information about each fund’s portfolio securities. The policy requires that consideration always be given as to whether disclosure of information about any fund’s portfolio holdings is in the best interests of such fund’s shareholders, and that any conflicts of interest between the interests of the fund’s shareholders and those of LMPFA, the funds’ distributors, or their affiliates, be addressed in a manner that places the interests of fund shareholders first. The policy provides that information regarding a fund’s portfolio holdings may not be shared with non-Legg Mason employees, with investors or potential investors (whether individual or institutional), or with third parties unless it is done for legitimate fund business purposes and in accordance with the policy.

          LMPFA’s policy generally provides for the release of details of securities positions once they are considered “stale.” Data is considered stale 25 calendar days following quarter-end for funds other than money market funds, and 25 calendar days following month- end with respect to money market funds. LMPFA believes that this passage of time prevents a third party from benefiting from an investment decision made by a fund that has not been fully reflected by the market.

          Under the policy, a fund’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-Legg Mason employees with simultaneous public disclosure at least 25 days after calendar quarter end, except in the case of a money market fund’s holdings, which may be released with simultaneous public disclosure at least 25 days after month end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end, and/or posting the information to a Legg Mason or the funds’ Internet site that is accessible by the public, or through public release by a third party vendor.

          The policy permits the release of limited portfolio holdings information that is not yet considered stale in a number of situations, including:

1.	A fund’s top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

2.	A fund’s top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

3.

A list of securities (that may include fund holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell- side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4.	A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

5.

A fund’s sector weightings, yield and duration (for fixed income and money market funds), performance attribution (e.g., analysis of the fund’s out-performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy’s general principles.

6.

A fund’s portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its Independent Trustees, and its independent public accounting firm, in required regulatory filings or otherwise to governmental agencies and authorities.

          Under the policy, if information about a fund’s portfolio holdings is released pursuant to an ongoing arrangement with any party, a fund must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. Neither a fund, nor Legg Mason, nor any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a fund’s portfolio securities will be reviewed at least annually by a fund’s board of trustees.

          The approval of a fund’s Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Exceptions are considered on a case-by-case basis and are granted only after a thorough examination and consultation with LMPFA’s legal department, as necessary. Exceptions to the policies are reported to the fund’s board of trustees at its next regularly scheduled meeting.

          Currently, the Funds and Portfolios disclose their complete portfolio holdings approximately 25 days after month-end on their website at http://www.leggmason.com/individualinvestors.

          Set forth below is a list, as of August 31, 2007, of those parties with whom LMPFA, on behalf of the Funds and Portfolios, has authorized ongoing arrangements that include the release of portfolio holdings information, in accordance with the policy, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay before dissemination

State Street Bank & Trust Co. (Fund Custodian and Accounting Agent)	Daily	None
Institutional Shareholders Services (Proxy Voting Services)	As necessary	None
Bloomberg	Quarterly	25 Days after Quarter End
Lipper	Quarterly	25 Days after Quarter End
S&P	Quarterly	25 Days after Quarter End
Morningstar	Quarterly	25 Days after Quarter End
Vestek	Daily	None
Factset	Daily	None
The Bank of New York	Daily	None
Thomson	Semi-annually	None
Dataware	Daily	None
ITG	Daily	None

          Portfolio holdings information for the Funds and the Portfolios may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay before dissemination

Baseline	Daily	None
Frank Russell	Monthly	1 Day
Callan	Quarterly	25 Days after Quarter End
Mercer	Quarterly	25 Days after Quarter End
eVestment Alliance	Quarterly	25 Days after Quarter End
CRA RogersCasey	Quarterly	25 Days after Quarter End
Cambridge Associates	Quarterly	25 Days after Quarter End
Marco Consulting	Quarterly	25 Days after Quarter End
Wilshire	Quarterly	25 Days after Quarter End
Informa Investment Services (Efron)	Quarterly	25 Days after Quarter End
CheckFree (Mobius)	Quarterly	25 Days after Quarter End
Nelsons Information	Quarterly	25 Days after Quarter End
Investor Tools	Daily	None
Advent	Daily	None
BARRA	Daily	None
Plexus	Quarterly (Calendar)	Sent 1-3 business days following the end of a Quarter
Elkins/McSherry	Quarterly (Calendar)	Sent 1-3 business days following the end of a Quarter
Quantitative Services Group	Daily	None
AMBAC	Daily	None
Deutsche Bank	Monthly	6-8 Business Days
Fitch	Monthly	6-8 Business Days
Liberty Hampshire	Weekly and Month End	None
Sun Trust	Weekly and Month End	None
New England Pension Consultants	Quarterly	25 Days after Quarter End
Evaluation Associates	Quarterly	25 Days after Quarter End
Watson Wyatt	Quarterly	25 Days after Quarter End
S&P (Rating Agency)	Weekly Tuesday Night*	1 business day*
Moody’s (Rating Agency)	Monthly*	6-8 Business Days
Electra Information Systems	Daily	None
SunGard	Daily	None

* For a money market fund, the frequency of the release of information to this recipient may be weekly and there may be no delay in the release of the information.

8. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

          The Trust. The Certificate of Trust to establish Legg Mason Partners Premium Money Market Trust (referred to in this section as the Trust) was filed with the State of Maryland on October 4, 2006. On April 16, 2007, each Fund was redomiciled as a series of the Trust. Prior thereto, each Fund was a series of CitiFunds Premium Trust, a Massachusetts business trust.

          Each Fund is a series of the Trust, a Maryland business trust. A Maryland business trust is an unincorporated business association that is established under, and governed by, Maryland law. Maryland law provides a statutory framework for the powers, duties, rights and obligations of the Board (referred to in this section as the Trustees) and shareholders of the Trust, while the more specific powers, duties, rights and obligations of the Trustees and the shareholders are determined by the Trustees as set forth in the Declaration of Trust (referred to in this section as the Declaration). Some of the more significant provisions of the Declaration are described below.

          Shareholder Voting. The Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Maryland law, actions by the Trustees without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend the Declaration or authorize the merger or consolidation of the Trust into another trust or entity, reorganize the Trust, or any series or class into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or any series or class to another entity, or a series or class of another entity, or terminate the Trust or any series or class.

          A Fund is not required to hold an annual meeting of shareholders, but the Funds will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration. The Declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the dollar value of those shares determined on the record date. All shareholders of all series and classes of the Trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the Trustees have determined that a matter affects only the interests of one or more series or classes of shares.

          Election and Removal of Trustees. The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that a mandatory retirement age may be set by action of two-thirds of the Trustees and that Trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

          Amendments to the Declaration. The Trustees are authorized to amend the Declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, Trustees, officers or, employees of the Trust or that limit the rights to indemnification or insurance provided in the declaration with respect to actions or omissions of persons entitled to indemnification under the declaration prior to the amendment.

          Issuance and Redemption of Shares. A Fund may issue an unlimited number of shares for such consideration and on such terms as the Trustees may determine. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the Trustees may determine. A Fund may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the Trustees, including, for example, if the shareholder fails to provide a Fund with identification required by law, or if a Fund is unable to verify the information received from the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.

          Disclosure of Shareholder Holdings. The Declaration specifically requires shareholders, upon demand, to disclose to a Fund information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and a Fund may disclose such ownership if required by law or regulation.

          Small Accounts. The Declaration provides that a Fund may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the trustees from time to time. Alternately, the Declaration permits a Fund to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

          Series and Classes. The Declaration provides that the Trustees may establish series and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The Trustees may change any of those features, terminate any series or class, combine series with other series in the Trust, combine one or more classes of a series with another class in that series or convert the shares of one class into another class.

          Each share of a Fund, as a series of the Trust, represents an interest in the Fund only and not in the assets of any other series of the trust.

          Shareholder, Trustee and Officer Liability. The Declaration provides that shareholders are not personally liable for the obligations of the Funds and requires the Funds to indemnify a shareholder against any loss or expense arising from any such liability. In addition, the Funds will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. The Declaration further provides that a Trustee acting in his or her capacity of Trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. Further, a Trustee is held to the same standard of conduct as a director of a Maryland corporation. This requires that a Trustee perform his or her duties in good faith and in a manner he or she reasonably believes to be in the best interests of the Trust or a series thereof, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The Declaration also permits the limitation of a Trustee’s liability to the full extent provided under Maryland law. Under current Maryland law, a Trustee is liable to the Trust or its shareholders for monetary damages only (a) to the extent that it is proved that he or she actually received an improper benefit or profit in money, property, or services or (b) to the extent that a judgment or other final adjudication adverse to the Trustee is entered in a proceeding based on a finding in the proceeding that the Trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

          The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

          Derivative Actions. The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to the fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on the Funds’ Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Funds, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Funds. The Declaration further provides that shareholders owning shares representing at least 5% of the voting power of the affected Funds must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’fees) incurred by the Funds in connection with the consideration of the demand, if in the judgment of the independent Trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the Funds’ costs, including attorneys’ fees.

          The Declaration further provides that the Funds shall be responsible for payment of attorneys’fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Funds are obligated to pay shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the Funds be brought only in federal court in Baltimore, Maryland, or if not permitted to be brought in federal court, then in state court in Baltimore, Maryland, and that the right to jury trial be waived to the full extent permitted by law.

          With respect to Funds in a master/feeder structure, the master fund (called a Portfolio) in which a Fund invests is a series of Master Portfolio Trust, a Maryland business trust, and is also governed by a Declaration of Trust similar to the Fund’s Declaration of Trust. Whenever a vote is submitted to the Portfolio’s investors, a Fund will generally call a meeting of its own shareholders. To the extent it does not receive instructions from its shareholders, a Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who do not give voting instructions. Alternatively, without seeking instructions from its shareholders, a Fund could vote its shares in the Portfolio in proportion to the vote of all the other investors in the Portfolio.

          A Fund may add to or reduce its investment in the Portfolio on each business day. At 4:00 p.m., Eastern time, in the case of Liquid Reserves Portfolio, and 2:00 p.m., Eastern time, in the case of U.S. Treasury Reserves Portfolio, on each such business day, the value of each investor’s interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor’s share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor’s percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in the Portfolio as of 4:00 p.m., Eastern time, for Liquid Reserves Portfolio or 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m., Eastern time, for Liquid Reserves Portfolio or 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor’s interest in the Portfolio as of 4:00 p.m., Eastern time, for Liquid Reserves Portfolio or 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio, on the following business day of the Portfolio.

9. CERTAIN ADDITIONAL TAX MATTERS

          The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting the Funds and their shareholders. The discussion is very general, and therefore prospective investors are urged to consult their tax advisers about the impact an investment in a Fund may have on their own tax situations.

          Each of the Funds has elected to be treated and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund’s gross income, the amount of Fund distributions and the composition of the Fund’s portfolio assets. Provided all such requirements are met and all of a Fund’s net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes gen-

erally will be required to be paid by the Fund. If a Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal and state income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders and would generally be subject to withholding at the rate of 30% in the case of shareholders who are neither citizens nor residents of the United States.

          Investment income received by Liquid Reserves from non-U.S. investments may be subject to foreign income taxes withheld at the source; Liquid Reserves does not expect to be able to pass through to shareholders any foreign tax credit or deduction with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle Liquid Reserves to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine Liquid Reserves’ effective rate of foreign tax in advance since that rate depends upon the proportion of the Liquid Reserves Portfolio’s assets ultimately invested within various countries.

          Because each Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends received deduction for corporations. For the same reason, the Funds do not expect any distributions to be treated as “qualified dividend income,” which is taxed at reduced rates.

10. CERTAIN ADDITIONAL LEGAL MATTERS

Legal Matters

          Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGMI”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGMI for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

          On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Defendant Funds in which none of the plaintiffs had invested and dismissing those Defendant Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

          On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, Salomon Brothers Asset Management Inc, SBFM and CGMI as investment advisers to the identified funds, as well as CGMI as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Funds were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

          On December 3, 2007, the Court granted the Defendants’ motion to dismiss, with prejudice. The plaintiffs have the right to appeal the Order within 30 days after entry of Judgment.

          Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

          Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGMI and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described above. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint.

* * *

          As previously disclosed on September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc. (“SBAM”) that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the Securities and Exchange Commission relating to the disclosure by certain other funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the funds or their current investment adviser.

* * *

          On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit). The Subject Trust is also named in the complaint as a nominal defendant.

          The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

          In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

* * *

          The foregoing speaks only as of the date of this SAI. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

11. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

          KPMG LLP, independent registered public accounting firm, 345 Park Avenue, New York, NY 10154, has been selected to audit and report upon the Portfolios’and the Funds’financial statements and financial highlights for the fiscal year ending August 31, 2008.

          The audited financial statements of Citi Premium Liquid Reserves (Statement of Assets and Liabilities as of August 31, 2007, Statement of Operations for the year ended August 31, 2007, Statement of Changes in Net Assets for each of the years in the two-year period ended August 31, 2007, Financial Highlights for each of the years in the five-year period ended August 31, 2007, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm) and of Liquid Reserves Portfolio (Schedule of Investments as of August 31, 2007, Statement of Assets and Liabilities as of August 31, 2007, Statement of Operations for the year ended August 31, 2007, Statement of Changes in Net Assets for each of the years in the two-year period ended August 31, 2007, Financial Highlights for each of the years in the five-year period ended August 31, 2007, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm), each of which is included in the Annual Report to Shareholders of Citi Premium Liquid Reserves, are incorporated by reference into this Statement of Additional Information (Filed on November 7, 2007; Accession Number 0000930413-07-008480).

          The audited financial statements of Citi Premium U.S. Treasury Reserves (Statement of Assets and Liabilities as of August 31, 2007, Statement of Operations for the year ended August 31, 2006, Statements of Changes in Net Assets for the years ended August 31, 2006 and 2007, Financial Highlights for each of the years in the five-year period ended August 31, 2007, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm) and of U.S. Treasury Reserves Portfolio (Schedule of Investments as of August 31, 2007, Statement of Assets and Liabilities as of August 31, 2007, Statement of Operations for the year ended August 31, 2007, Statements of Changes in Net Assets for the years ended August 31, 2006 and 2007, Financial Highlights for each of the years in the five-year period ended August 31, 2007, and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm), each of which is included in the Annual Report to Shareholders of U.S. Treasury Reserves, are incorporated by reference into this Statement of Additional Information (Filed on November 8, 2007; Accession Number 000930413-07-008513).

APPENDIX A — Proxy Voting Policies and Procedures

Western Asset Management Company
Proxy Voting Policy

BACKGROUND

          An investment adviser is required to adopt and implement policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). The authority to vote the proxies of our clients is established through investment management agreements or comparable documents. In addition to SEC requirements governing advisers, longstanding fiduciary standards and responsibilities have been established for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the investment manager.

POLICY

          As a fixed income only manager, the occasion to vote proxies is very rare. However, the Firm has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

          While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Firm’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent the Firm deems appropriate).

          In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset Management Company Limited) regarding the voting of any securities owned by its clients.

PROCEDURE

Responsibility and Oversight

          The Western Asset Legal and Compliance Department (“Compliance Department”) is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority

          At account start-up, or upon amendment of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.

Proxy Gathering

          Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

Proxy Voting

          Once proxy materials are received by Corporate Actions, they are forwarded to the Legal and Compliance Department for coordination and the following actions:

a.	Proxies are reviewed to determine accounts impacted.

b.	Impacted accounts are checked to confirm Western Asset voting authority.

c.

Legal and Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

d.

If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

e.

Legal and Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Legal and Compliance Department.

f.	Legal and Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

Timing

          Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

          Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

a.	A copy of Western Asset’s policies and procedures.

b.	Copies of proxy statements received regarding client securities.

c.	A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

d.	Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.

e.	A proxy log including:

	1.	Issuer name;

	2.	Exchange ticker symbol of the issuer’s shares to be voted;

	3.	Council on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;

	4.	A brief identification of the matter voted on;

	5.	Whether the matter was proposed by the issuer or by a shareholder of the issuer;

	6.	Whether a vote was cast on the matter;

	7.	A record of how the vote was cast; and

	8.	Whether the vote was cast for or against the recommendation of the issuer’s management team.

Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.

Disclosure

          Western Asset’s proxy policies are described in the firm’s Part II of Form ADV. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

Conflicts of Interest

          All proxies are reviewed by the Legal and Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

1.

Whether Western (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

2.

Whether Western or an officer or director of Western or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

3.	Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines

          Western Asset’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

          Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

I. Board Approved Proposals

          The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:

1.	Matters relating to the Board of Directors

          Western Asset votes proxies for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

a.

Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

	b.	Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

	c.	Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

	d.	Votes are cast on a case-by-case basis in contested elections of directors.

2.	Matters relating to Executive Compensation

          Western Asset generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

a.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.

b.	Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.

	c.	Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

d.

Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

3.	Matters relating to Capitalization

          The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.

	a.	Western Asset votes for proposals relating to the authorization of additional common stock.

	b.	Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

	c.	Western Asset votes for proposals authorizing share repurchase programs.

4.	Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

Western Asset votes these issues on a case-by-case basis on board-approved transactions.

5.	Matters relating to Anti-Takeover Measures

Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

	a.	Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

	b.	Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

6.	Other Business Matters

          Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

a.	Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

b.	Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.

II. Shareholder Proposals

          SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

1.	Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

2.	Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.

3.	Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

III. Voting Shares of Investment Companies

          Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

1.

Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.

2.

Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV. Voting Shares of Foreign Issuers

          In the event Western Asset is required to vote on securities held in non-U.S. issuers — i.e., issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

1.	Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.

2.	Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

3.

Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

4.

Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

CITISM PREMIUM LIQUID RESERVES
CITISM PREMIUM U.S. TREASURY RESERVES

MANAGER AND SUBADVISER

Legg Mason Partners Fund Advisor, LLC
620 Eighth Avenue
New York, NY 10018

Western Asset Management Company
385 East Colorado Boulevard
Pasadena, CA 91101

DISTRIBUTOR

Legg Mason Investor Services, LLC
100 Light Street
Baltimore, Maryland 21202

TRANSFER AGENT

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
345 Park Avenue
New York, NY 10154

LEGAL COUNSEL

Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

Part C

Other Information

Item 23.  Exhibits

Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (“SEC”) (File Nos. 33-28844 and 811-5812).

(a)(1) Declaration of Trust dated October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 13, 2007 (“Post-Effective Amendment No. 25”).

(2) Designation of Series of Shares of Beneficial Interests in the Trust, effective as of February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 25.

(b) By-laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 25.

(c) Not Applicable

(d)(1) Management Agreement between the Registrant, on behalf of Citi Premium Liquid Reserves, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is filed herewith.

(2) Management Agreement between the Registrant, on behalf of Citi Premium U.S. Treasury Reserves, and LMPFA is filed herewith.

(3) Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), with respect to Citi Premium Liquid Reserves, is filed herewith.

(4) Subadvisory Agreement between LMPFA and WAM, with respect to Citi Premium U.S. Treasury Reserves, is filed herewith.

(e)(1) Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”) is incorporated herein by reference to Post-Effective Amendment No. 21.

(2) Letter Agreement amending the Distribution Agreements with LMIS dated April 5, 2007 is filed herewith.

(f)(1) Retirement Plan of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on October 31, 2005 (“Post-Effective Amendment No. 20”).

(2) Amendment to the Amended and Restated Trustee Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 28, 2006 (“Post-Effective Amendment No. 23”).

(g)(1) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) dated January 1, 2007 is filed herewith.

(2) Letter Agreement amending the Custodian Services Agreement with State Street dated April 9, 2007 is filed herewith.

(h)(1) Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc., as transfer agent dated March 16, 2007 is filed herewith.

(2) Service Mark Licensing Agreement between Citigroup, Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 21.

(i)(1) Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on August 29, 1996 and Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on August 29, 1996 (collectively, “Post-Effective Amendment Nos. 7 & 8”).

(2) Opinion and Consent of Counsel regarding the legality of shares being registered is incorporated herein by reference to Post-Effective Amendment No. 25.

(j)(1) Consent of Independent Registered Public Accounting Firm is filed herewith.

(2) Power of Attorney dated February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 25.

(k) Not Applicable.

(l) Not Applicable.

(m) Shareholder Services and Distribution Plan pursuant to Rule 12b-1 of the Registrant, on behalf of Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves, dated February 6, 2007 is filed herewith.

(n) Not Applicable.

(o) Not Applicable.

(p)(1) Code of Ethics of Citigroup Asset Management—North America and Certain Registered Investment Companies, as amended September 13, 2005 (adopted by LMPFA), is incorporated herein by reference to Post-Effective Amendment No. 21.

(2) Code of Ethics of LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 21.

(3) Code of Ethics of WAM dated as of February, 2005, is incorporated herein by reference to Post-Effective Amendment No. 22.

Item 24.  Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25.  Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Article IX of the Registrant’s Declaration of Trust, which is incorporated herein by reference.

Reference is hereby made to paragraph 10 of the Distribution Agreement between the Registrant and LMIS.

The Directors and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 26.  Business and Other Connections of Investment Adviser

Investment Adviser—Legg Mason Partners Fund Advisor, LLC (“LMPFA”) LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”). LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-66785).

Subadviser—Western Asset Management Company (“WAM”) is an investment adviser registered with the SEC under the Advisers Act. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain	Director, WAM
Director, LMFM
Manager, Brandywine
Senior Executive Vice President, Legg Mason, Inc.
Director, Nova Scotia
Vice President and Director, BMML
Director, LMCM
Director, Bartlett
Director, Berkshire
Director, LM Funding
Director, LM Properties
Director, LMRG
Director, LM Tower
Director, PCM I
Director, PCM II
Manager, Royce
Director, Western Asset Management Company Limited

James W. Hirschmann III	Director, WAM
Director, Western Asset Management Company Limited

D. Daniel Fleet	President and CEO, WAM

Gavin L. James	Director of Global Client Services, WAM
Senior Executive Officer, Western Asset Management Company Limited

Gregory McShea	General Counsel and Secretary, WAM
General Counsel and Secretary, Western Asset Management Company Limited

WAM is located at 385 East Colorado Boulevard, Pasadena, CA 91101.

Subadviser—Western Asset Management Limited (“WAML”) was incorporated under the laws of England as a corporation. WAML is a wholly-owned subsidiary of Legg Mason.

Item 27.  Principal Underwriters

          (a) LMIS, a distributor of the Registrant is also a distributor of the following funds: Legg Mason Partners Premium Money Market Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Money Market Trust, Western Asset High Income Opportunity Fund Inc., Western Asset Intermediate Muni Fund, Inc., Legg Mason Partners Equity Trust, LMP Real Estate Income Fund Inc., Western Asset Managed High Income Portfolio Inc., Western Asset Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Western Asset Zenix Income Fund Inc., Barrett Opportunity Fund, Inc., Western Asset 2008 Worldwide Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Income Trust, Legg Mason Partners Income Trust,

Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Legg Mason Value Trust, Inc., Western Asset Funds, Inc. and Legg Mason Partners Variable Equity Trust.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Mark R. Fetting – Managing Director
D. Stuart Bowers – Vice President
W. Talbot Daley – Vice President
Thomas J. Hirschmann – Vice President
Joseph M. Furey – General Counsel and Chief Compliance Officer
Ronald Holinsky – Counsel
Robert E. Patterson – Counsel
Theresa M. Silberzahn – Chief Financial Officer
Elisabeth F. Craig – AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202.

(c) Not applicable.

Item 28.  Location of Accounts and Records

With respect to the Registrant:

(1)	Legg Mason Partners Institutional Trust
125 Broad Street
New York, New York 10004

With respect to the Registrant’s Investment Manager:

(2)	c/o Legg Mason Partners Fund Advisor, LLC
620 Eighth Avenue
New York, NY 10018

With respect to the Registrant’s Subadviser:

(3)	c/o Western Asset Management Company
620 Eighth Avenue
New York, NY 10018

With respect to the Registrant’s Custodian:

(4)	State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111

With respect to the Registrant’s Transfer Agents:

(5)	PFPC Inc.
P.O. Box 9699
Providence, Rhode Island 02940-9699

(6)	Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

With respect to the Registrant’s Distributor:

(6)	Legg Mason Investor Services, LLC
100 Light Street
Baltimore, MD 21202

Item 29.  Management Services

Not applicable.

Item 30.  Undertakings

Not applicable.

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 7th day of December, 2007.

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST, on behalf of its series Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves

By:	/s/ R. Jay Gerken

R. Jay Gerken
President and Principal Executive Officer

          WITNESS our hands on the date set forth below.

          Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on December 7, 2007.

Signature	Title

/s/R. Jay Gerken	President, Principal Executive Officer and Trustee

R. Jay Gerken

/s/ Frances M. Guggino	Treasurer and Chief Financial Officer

Frances M. Guggino

/s/ Elliott J. Berv*	Trustee

Elliott J. Berv

/s/ A. Benton Cocanougher*	Trustee

A. Benton Cocanougher

/s/ Jane F. Dasher*	Trustee

Jane F. Dasher

/s/ Mark T. Finn*	Trustee

Mark T. Finn

/s/ Rainer Greeven*	Trustee

Rainer Greeven

/s/ Stephen R. Gross*	Trustee

Stephen R. Gross

/s/ Richard E. Hanson, Jr.*	Trustee

Richard E. Hanson, Jr.

/s/ Diana R. Harrington*	Trustee

Diana R. Harrington

/s/ Susan M. Heilbron*	Trustee

Susan M. Heilbron

/s/ Susan B. Kerley*	Trustee

Susan B. Kerley

/s/ Alan G. Merten*	Trustee

Alan G. Merten

/s/ R. Richardson Pettit*	Trustee

R. Richardson Pettit

*By:	/s/ R. Jay Gerken

R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney dated February 6, 2007.

SIGNATURES

          Master Portfolio Trust has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Legg Mason Partners Premium Money Market Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 7th day of December, 2007.

MASTER PORTFOLIO TRUST, on behalf of its series Liquid Reserves Portfolio and U.S. Treasury Reserves Portfolio

By:	/s/ R. Jay Gerken

R. Jay Gerken
President and Principal Executive Officer

          WITNESS our hands on the date set forth below.

          Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on December 7th, 2007.

Signature	Title

/s/ R. Jay Gerken	President, Principal Executive Officer and Trustee

R. Jay Gerken

/s/ Frances M. Guggino	Treasurer and Chief Financial Officer

Frances M. Guggino

/s/ Elliott J. Berv*	Trustee

Elliott J. Berv

/s/ A. Benton Cocanougher*	Trustee

A. Benton Cocanougher

/s/ Jane F. Dasher*	Trustee

Jane F. Dasher

/s/ Mark T. Finn*	Trustee

Mark T. Finn

/s/ Rainer Greeven*	Trustee

Rainer Greeven

/s/ Stephen R. Gross*	Trustee

Stephen R. Gross

/s/ Richard E. Hanson, Jr.*	Trustee

Richard E. Hanson, Jr.

/s/ Diana R. Harrington*	Trustee

Diana R. Harrington

/s/ Susan M. Heilbron*	Trustee

Susan M. Heilbron

/s/ Susan B. Kerley*	Trustee

Susan B. Kerley

/s/ Alan G. Merten*	Trustee

Alan G. Merten

/s/ R. Richardson Pettit*	Trustee

R. Richardson Pettit

*By:	/s/ R. Jay Gerken

R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney.

INDEX TO EXHIBITS

Exhibit No. Description of Exhibit

(d)(1) Management Agreement between the Registrant, on behalf of Citi Premium Liquid Reserves, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

     (2) Management Agreement between the Registrant, on behalf of Citi Premium U.S. Treasury Reserves, and LMPFA

     (3) Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), with respect to Citi Premium Liquid Reserves

     (4) Subadvisory Agreement between LMPFA and WAM, with respect to Citi Premium U.S. Treasury Reserves

(e)(2) Letter Agreement amending the Distribution Agreements with LMIS dated April 5, 2007

(g)(1) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) dated January 1, 2007

     (2) Letter Agreement amending the Custodian Services Agreement with State Street dated April 9, 2007

(h)(1) Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc., as transfer agent dated March 16, 2007

(j)(1) Consent of Independent Registered Public Accounting Firm

(m) Shareholder Services and Distribution Plan pursuant to Rule 12b-1 of the Registrant